SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.   20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. 16                                  [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     Amendment No. 16                                                 [X]

                        (Check appropriate box or boxes.)


                    AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)


                  4500 Main Street, Kansas City, MO 64141-6200
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (816) 531-5575


       David C. Tucker, Esq., 4500 Main Street, Kansas City, MO 64141-6200
       ___________________________________________________________________
                     (Name and Address of Agent for Service)

  Approximate Date of Proposed Public Offering:  May 22, 2000

 It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [X] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

American Century
--------------------------------------------------------------------------------

Prospectus


                                                              Life Sciences Fund


                                                               [Effective Date]

                                                                  Investor Class


The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.






         Funds Distributor, Inc. and American Century Investment Services, Inc.,
                                                                    Distributors



Dear Investor,

Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the funds.

An Overview of the Fund - Learn about fund goals, strategies and risks, and who may or may not want to invest.

Fund Performance History - See how the fund performed from year to year.

Fees and Expenses - Find out about fund management fees and other expenses associated with investing.

Objectives, Strategies and Risks - Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the Fund section.

As you continue to read, the Management section will acquaint you with the fund management teams, and Investing with American Century gives an overview about how to invest and manage your account.

Share Price and Distributions, Taxes and Financial Highlights wrap up the Prospectus with important financial information you'll need to make an informed decision.

Naturally, you may have questions about investing after you read through the Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m. Central time. Give us a call at 1-800-345-2021.

                                      Sincerely,


                                      Mark Killen
                                      Senior Vice President
                                      American Century Investment Services, Inc.



Table of Contents


An Overview of the Fund....................................................X

Fund Performance History...................................................X

Fees and Expenses..........................................................X

Objectives, Strategies and Risks...........................................X

Management.................................................................X

Investing with American Century...........................................XX

Share Price and Distributions.............................................XX

Taxes.....................................................................XX

Multiple Class Information................................................XX

Financial Highlights......................................................XX



CALLOUTS

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in blue italics, look for its definition in the left margin.


This symbol highlights special information and helpful tips.



An Overview of the Fund

What is the fund's investment objective?

This fund seeks capital growth.

What is the fund's primary investment strategies and principal risks?

The fund managers look for stocks of growing U.S. and foreign companies that engage in the business of providing products and services that help promote personal health and wellness. The investment strategy of this fund is based on the belief that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value over time. A more detailed description of American Century's growth investment style and the fun's investment strategies and risks begins on [page x].

The fund's principal risks include

o Market Risk - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o Price Volatility - The value of a fund's shares may fluctuate significantly in the short term.

o Concentration - The fund will focus on the medical and healthcare industry and related industry groups. Because of this, companies in the fund's portfolio may react similarly to market developments, such as government regulation, subsidies, or technological advancements. As a result, the fund's net asset values may be more volatile than those of less concentrated funds.

o Principal Loss - As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

o Foreign Risk - The fund may invest in foreign securities, which can be riskier than investing in U.S. stocks.

Who may want to invest in the fund?

The fund may be a good investment if you are

o   seeking long-term capital growth potential from your investment

o seeking diversification of your investment portfolio through investment in life sciences related securities

o comfortable with the risks associated with investing in U.S. and foreign life sciences related securities

o   comfortable with the fund's short-term price volatility

 o investing through an IRA or other tax-advantaged retirement plan

Who may not want to invest in the fund?

The fund may not be a good investment if you are

o   seeking current income from your investment

o   investing for a short period of time

o   uncomfortable with the risks associated with this fund

o   uncomfortable with short-term volatility in the value of your investment

CALLOUT

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


Fund Performance History

As a new fund, it has no performance history as of the date of this Prospectus.


CALLOUT

For current performance information, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.


Fees and Expenses


There are no sales loads, fees or other charges
o   to buy fund shares directly from American Century
o   to reinvest dividends in additional shares
o   to exchange into the Investor Class shares of other American Century funds
o   to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the funds.

Annual Operating Expenses (expenses that are deducted from fund assets)

                                      Management          Distribution and      Other          Total Annual Fund
                                      Fee(1)              Service (12b-1) Fees  Expenses(2)    Operating Expenses


Life Sciences Fund                    x.xx%               None                  0.00%          x.xx%


(1) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

(2) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, are expected to be less than 0.005% for the current fiscal year.



Example
The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Assuming you . . .

o        invest $10,000 in the fund
o        redeem all of your shares at the end of the periods shown below
o        earn a 5% return each year
o        incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                                            1 year                     3 years
Life Sciences Fund                          $xxx                       $xxx

CALLOUT

Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.


Objectives, Strategies and Risks

Life Sciences Fund

What is the fund's investment objective?

This fund seeks capital growth.


How does the fund pursue its investment objective?

The fund managers look for stocks of growing companies in the life sciences industry. To achieve its objective, the fund invests primarily in companies that engage in the business of providing products and services that help promote health and wellness. Life sciences companies generally own, operate or support health care facilities; design, manufacture or sell pharmaceuticals, bio-pharmaceuticals, and medical devices and supplies; or may provide biotechnology needed to improve agriculture, aquaculture, forestry, chemicals, household products and cosmetics/personal care products, environmental cleanup, food processing and forensics. The fund may invest in U.S. or foreign companies of any size.

Sometimes a company will engage in multiple lines of business. We will generally consider a company to be a life sciences company if
o at least 50% of its gross income or net assets come from activities in the sector;
o at least 50% of its assets are devoted to producing revenues from the sector; or
o based on other information we obtain, we determine that its primary business should be categorized within the sector.

The fund managers look for stocks of companies they believe will increase in value over time, using a growth investment strategy. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks for the fund. That means they first look for strong, growing companies to invest in, rather than simply buying any company in a growing industry or sector. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the compa1nies' earnings and revenues. This information is used to help the fund managers select and hold stocks of companies they believe will be able to sustain accelerating growth and to sell stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the fund managers review and may invest in companies that experience a change in their business that will stimulate future revenue and earnings acceleration and lead to positive investor perception. The change typically is the result of key events including: entry into a new market, a new product, patent or license, or the presentation of clinical data showing efficacy for a new drug or medical device. The fund managers also believe that it is important to diversify the fund's holdings across different countries and geographical regions. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent,or if they are unable to find securities that meet the fund's requirements, the fund may invest a portion of its assets in convertible debt securities, short-term securities, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

CALLOUT

Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.


What kinds of securities does the fund buy?

The fund will generally purchase equity securities of both U.S. and foreign companies. The fund can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity-equivalent securities, non-leveraged futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

What are the principal risks of investing in the fund?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund will focus its investments among companies in the life sciences sector. Because those investments are concentrated in a comparatively narrow segment of the total market, the fund's investments are not as diversified as many other mutual funds. Because of this, companies in the fund's portfolio may react similarly to market developments, such as government regulation, subsidies, or technological advancements. This means that the fund's net asset values may be more volatile than those of less concentrated funds. As a result, the value of an investment in the fund may rise or fall rapidly.

In addition, the fund is nondiversified. This means that the fund's managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the fund were diversified. Although the fund's managers expect it will ordinarily invest in enough securities to qualify as a diversified fund, its nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

Many faster-growing health care companies have limited operating histories and their potential profitability may be dependent on regulatory approval of their products. Many of these companies' activities are funded or subsidized by government grants or other funding, which may be reduced or withdrawn. Changes in government regulation can also have an impact on a company's profitability and/or stock price. Continuing technological advances may mean rapid obsolescence of key products and services. These business uncertainties may increase the volatility of the prices for these companies' securities.

In addition to publicly traded securities, the fund may invest up to 15% in privately placed securities. These securities may be considered illiquid if they cannot be sold in seven days at approximately the price the fund is valuing them. Privately placed securities are valued by the manager following procedures established by the fund's Board of Directors.


The fund managers may buy a large amount of a company's stock quickly, and may dispose of it quickly if it no longer meets their investment criteria. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of portfolio turnover and share price volatility. This portfolio turnover and share price volatility can be greater than that of the average stock fund. Higher portfolio turnover leads to higher brokerage costs, which are borne by the fund.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the style used by the fund's management team, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

The fund may invest in companies regardless of size, which means it may invest in smaller U.S. and foreign companies. Investing in smaller companies generally presents unique risks. Smaller companies may have limited resources, trade less frequently and have less publicly available information. They also may be more sensitive to changing political and economic conditions. These factors may cause investments in smaller companies to experience more price volatility.

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. stocks. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information about a company; less developed trading markets and regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States.

In addition, foreign securities are subject to currency risk, meaning that because the fund's investments are generally held in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

In summary, investing in this fund is intended for investors who find investing in a global, all cap, life sciences sector fund an appropriate investment and who are willing to accept the increased risk associated with a fund's investment strategy.

These and other risks of investing in the fund are described in the fund's Statement of Additional Information.

Management

Who manages the fund?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

The Board of Directors

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund, the advisor receives a unified management fee based on a percentage of the average net assets of each class of shares of the fund. The amount of the management fee for a fund is calculated on a class-by-class basis daily and paid monthly. Life Sciences will pay the advisor a unified management fee for the Investor Class of shares of x.xx% of the first $xxx million of average net assets, x.xx% of the next $xxx million of average net assets and x.xx% of the average net assets over $xxx billion.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.


The Fund Management Team

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the funds' investment objective and strategy.

The portfolio managers on the investment team are identified below:

Arnold K. Douville

Mr. Douville, Vice President and Portfolio Manager, has been a member of the team that manages the Life Sciences Fund since its inception in June 2000, and has been a member of the team that manages Vista since joining American Century in November 1997. Before joining American Century, he served as Senior Portfolio Manager for Munder Capital Management from September 1989 to October 1997. He has a bachelor's degree in economics from the U.S. Air Force Academy and an MBA in finance, statistics and economics from the University of Chicago.

Christy Turner

Ms. Turner, Portfolio Manager, has been a member of the team that manages the Life Sciences Fund since its inception in June 2000. Prior to that, she worked for four years as an investment analyst for the health care sector for other American Century equity funds, including Ultra, Select, New Opportunities and Giftrust. Before joining American Century in 1996, she worked as an investment analyst for First Chicago Investment Management Company and as an audit manager for KPMG Peat Marwick. She has a Bachelor of Science in Business Administration in Accounting from the University of Central Florida and an MBA in Finance from the University of North Carolina. She is a Chartered Financial Analyst.

CALLOUT

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

Fundamental Investment Policies

Fundamental investment policies contained in the Statement of Additional Information and the investment objectives of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.



Investing with American Century

Services Automatically Available to You

You automatically will have access to the services listed below when you open your account. If you do not want these services, see Conducting Business in Writing below.

Conducting Business in Writing

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.

Ways to Manage Your Account
-------------------------------------------------------------------------------------------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------

By telephone                       Open an account                               Make additional investments
Investor Relations                 If you are a current investor, you can open   Call or use our Automated Information Line if
1-800-345-2021                     an account by exchanging shares from another  you have authorized us to invest from your
                                   American Century account.                     bank account.

Business, Not-For-Profit           Exchange shares                               Sell shares
and Employer-Sponsored             Call or use our Automated Information Line    Call a Service Representative.
Retirement Plans                   if you have authorized us to accept
1-800-345-3533                     telephone instructions.

Automated Information Line
1-800-345-8765
---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
Online                             Open an account                                Make additional investments
www.americancentury.com            If you are a current investor, you can open    Make an additional investment into an
                                   an account by exchanging shares from another   established American Century account if you
                                   American Century account.                      have authorized us to invest from your bank
                                                                                  account.
                                   Exchange shares
                                   Exchange shares from another American          Sell shares
                                   Century account.                               Not available.
---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
By mail or fax                     Open an account                                Make additional investments
P.O. Box 419200                    Send a signed, completed application and       Send your check or money order for at least
Kansas City, MO 64141-6200         check or money order payable to American       $50 with an investment slip or $250 without
                                   Century Investments.                           an investment slip. If you don't have an
Fax                                                                               investment slip, include your name, address
816-340-7962                       Exchange shares                                and account number on your check or money
                                   Send written instructions to exchange your     order.
                                   shares from one American Century account to
                                   another.                                       Sell shares
                                                                                  Send written instructions or a redemption form
                                                                                  to sell shares. Call a Service Representative
                                                                                  to request a form.
---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------


A Note about Mailings to Shareholders

To reduce expenses and demonstrate respect for our environment, we will deliver a single copy of most financial reports and prospectuses to investors who share an address, even if the accounts are registered under different names. If you would like to receive separate mailings, please call us and we will begin individual delivery within 30 days. If you'd like to reduce mailbox clutter even more, visit www.americancentury.com and sign up to receive these documents by email. In most cases, we also will deliver account statements for all the investors in a household in a single envelope.


Your Guide to Services and Policies

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the funds and the transfer agent.


-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------ -----------------------------------------------
Automatically                    Open an account                                  Make additional investments
                                 Not available.                                   With the automatic investment privilege, you
                                                                                  can purchase shares on a regular basis. You
                                 Exchange shares                                  must invest at least $600 per year per
                                 Send written instructions to set up an           account.
                                 automatic exchange of your shares from one
                                 American Century account to another.             Sell shares
                                                                                  If you have at least $10,000 in your account,
                                                                                  you may sell shares automatically by
                                                                                  establishing Check-A-Month or Automatic
                                                                                  Redemption plans.

-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------ -----------------------------------------------
By wire                          Open an account                                  Make additional investments
                                 Call to set up your account or mail a            Follow the wire instructions.
                                 completed application to the address provided
                                 in the "By mail" section. Give your bank the     Sell shares
                                 following information to wire money.             You can receive redemption proceeds by wire
                                 Our bank information:                            or electronic transfer.
Please remember if you request            Commerce Bank N.A.
redemptions by wire, $10 will             Routing No. 101000019
be deducted from the amount               Account No. 2804918
redeemed. Your bank also may     The fund name
charge a fee.                    Your American Century account number*            Exchange shares
                                 Your name                                        Not available.
                                 The contribution year (for IRAs only)

                                 *For additional investments only

-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------
In person                        If you prefer to handle your
                                 transactions in person, visit one of our
                                 Investor Centers and a representative can help
                                 you open an account, make additional
                                 investments, and sell or exchange shares.

                                 4500 Main St.                                        4917 Town Center Drive
                                 Kansas City, Missouri                                Leawood, Kansas
                                 8 a.m. to 5:30 p.m., Monday - Friday                 8 a.m. to 6 p.m., Monday - Friday
                                                                                      8 a.m. to noon, Saturday

                                 1665 Charleston Road                                 9445 East County Line Road, Suite A
                                 Mountain View, California                            Englewood, Colorado
                                 8 a.m. to 5 p.m., Monday - Friday                    8 a.m. to 6 p.m., Monday - Friday
                                                                                      8 a.m. to noon, Saturday

-------------------------------- ------------------------------------------------------------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------


Minimum Initial Investment Amounts

To open an account, the minimum investments are:            Life Sciences

Individual or Joint                                         $2,500
Traditional IRA                                             $1,000
Roth IRA                                                    $1,000
Education IRA                                               $500
UGMA/UTMA                                                   $1,000
403(b)                                                      $1,000(1)
Qualified Retirement Plans                                  $2,500(2)



1 For each fund you select, American Century will waive the fund minimum if you make a contribution of at least $50 a month. If your contribution is less than $50, you may make only one fund choice.

2 The minimum investment requirements may be different for some types of retirement plans.

Redemption of Shares in Low-Balance Accounts

If your redemption activity causes your account balance to fall below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. The fund reserves the right to suspend the offering of shares for a period of time, and it reserves the right to reject any specific purchase order (including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

Abusive Trading Practices

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.


Investing through Financial Intermediaries

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

|X| minimum investment requirements
|X| exchange policies
|X| fund choices
|X| cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund shares transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the fund.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized these intermediaries to accept orders on the fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on the fund's behalf.

CALLOUT

Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.


Share Price and Distributions

Share Price

American Century determines the net asset value (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities. The fund generally pays distributions from net income, if any, once a year in December. Distributions from realized capital gains are paid twice a year, usually in March and December. A fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

CALLOUT

The net asset value, or NAV, of a fund is the price of the fund's shares.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.


Taxes

The tax consequences of owning shares of the fund will vary depending on whether you own it through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a professional tax advisor.


Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and your sales of fund shares may cause you to be taxed on your investment.

If you invest through a taxable account, you may be able to claim a foreign tax credit for any foreign income taxes paid by the funds. In order to qualify for this tax credit, certain requirements must be satisfied. Please consult the Statement of Additional Information for a more complete discussion of the tax consequences of owning shares of the funds.


Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution          Tax Rate for 15% Bracket      Tax Rate for 28%
                                                            Bracket or Above

Short-term capital gains      Ordinary income rate          Ordinary income rate
Long-term capital gains       10%                           20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.


Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31% withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

CALLOUT

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.


Multiple Class Information

American Century offers three classes of the fund: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred charges, commissions, or 12b-1 fees.

American Century offers the other classes of shares primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies. The other classes have different fees, expenses and/or minimum investment requirements from the Investor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 for Advisor or Institutional Class shares. You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.


More information about the fund is contained in these documents

Annual and Semiannual Reports
These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)
The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location and hours.

On the Internet            oEDGAR database at www.sec.gov
                           oBy email request at publicinfo@sec.gov

By mail                    SEC Public Reference Section
                           Washington, D.C. 20549-0102


Investment Company Act File No. 811-6247



                          American Century Investments
                                 P.O. Box 419200
                        Kansas City, Missouri 64141-6200

                         1-800-345-2021 or 816-531-5575

0004
SH-PRS-xxxxx

AMERICAN CENTURY
-------------------------------------------------------------------------------

PROSPECTUS


                                                            Life Sciences Fund


                                                               [Effective Date]

                                                                 ADVISOR CLASS


The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.






                         Funds Distributor, Inc. and American Century Investment
                                                    Services, Inc., Distributors



Dear Investor,

Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the funds.

An Overview of the Fund - Learn about fund goals, strategies and risks, and who may or may not want to invest.

Fund Performance History - See how the fund performed from year to year.

Fees and Expenses - Find out about fund management fees and other expenses associated with investing.

Objectives, Strategies and Risks - Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the Fund section.

As you continue to read, the Management section will acquaint you with the fund management teams, and Investing with American Century gives an overview about how to invest and manage your account.

Share Price and Distributions, Taxes and Financial Highlights wrap up the Prospectus with important financial information you'll need to make an informed decision.

Naturally, you may have questions about investing after you read through the Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m. Central time. Give us a call at 1-800-345-2021.

                                Sincerely,


                                Mark Killen
                                Senior Vice President
                                American Century Investment Services, Inc.




Table of Contents


An Overview of the Fund...................................................X

Fund Performance History..................................................X

Fees and Expenses.........................................................X

Objectives, Strategies and Risks..........................................X

Management................................................................X

Investing with American Century..........................................XX

Share Price and Distributions............................................XX

Taxes....................................................................XX

Multiple Class Information...............................................XX

Financial Highlights.....................................................XX



CALLOUTS

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.


This symbol highlights special information and helpful tips.





An Overview of the Fund

What is the fund's investment objective?

This fund seeks capital growth.

What is the fund's primary investment strategies and principal risks?

The fund managers look for stocks of growing U.S. and foreign companies that engage in the business of providing products and services that help promote personal health and wellness. The investment strategy of this fund is based on the belief that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value over time. A more detailed description of American Century's growth investment style and the fund's investment strategies and risks begins on [page x].

The fund's principal risks include

o MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

o CONCENTRATION - The fund will focus on the medical and healthcare industry and related industry groups. Because of this, companies in the fund's portfolio may react similarly to market developments, such as government regulation, subsidies, or technological advancements. As a result, the fund's net asset values may be more volatile than those of less concentrated funds.

o PRINCIPAL LOSS - As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

o FOREIGN RISK - The fund may invest in foreign securities, which can be riskier than investing in U.S. stocks.

Who may want to invest in the fund?

The fund may be a good investment if you are

o   seeking long-term capital growth potential from your investment

o seeking diversification of your investment portfolio through investment in life sciences related securities

o comfortable with the risks associated with investing in U.S. and foreign life sciences related securities

o comfortable with the fund's short-term price volatility o investing through an IRA or other tax-advantaged retirement plan

Who may not want to invest in the fund?

The fund may not be a good investment if you are

o   seeking current income from your investment

o   investing for a short period of time

o   uncomfortable with the risks associated with this fund

o   uncomfortable with short-term volatility in the value of your investment

CALLOUT

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


Fund Performance History

As a new fund, it has no performance history as of the date of this Prospectus.

CALLOUT

For current performance information, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.

Fees and Expenses

There are no sales loads, fees or other charges

o   to buy fund shares directly from American Century

o   to reinvest dividends in additional shares

o   to exchange into the Advisor Class shares of other American Century funds

o   to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the funds.

Annual Operating Expenses (expenses that are deducted from fund assets)

                                      Management          Distribution and          Other          Total Annual Fund
                                      Fee(1)              Service (12b-1) Fees(2)   Expenses(3)    Operating Expenses


Life Sciences Fund                    x.xx%               0.50%                     0.00%          x.xx%

(1) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

(2) The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compenstate them for distribution and other shareholder services. For more information, see Service and Distribution Fees, page xx.

(3) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, are expected to be less than 0.005% for the current fiscal year.



Example

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Assuming you . . .

o        invest $10,000 in the fund
o        redeem all of your shares at the end of the periods shown below
o        earn a 5% return each year
o        incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                                            1 year                     3 years
Life Sciences Fund                          $xxx                       $xxx

CALLOUT

Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.


Objectives, Strategies and Risks

Life Sciences Fund


What is the fund's investment objective?

This fund seeks capital growth.


How does the fund pursue its investment objective?

The fund managers look for stocks of growing companies in the life sciences industry. To achieve its objective, the fund invests primarily in companies that engage in the business of providing products and services that help promote health and wellness. Life sciences companies generally own, operate or support health care facilities; design, manufacture or sell pharmaceuticals, bio-pharmaceuticals, and medical devices and supplies; or may provide biotechnology needed to improve agriculture, aquaculture, forestry, chemicals, household products and cosmetics/personal care products, environmental cleanup, food processing and forensics. The fund may invest in U.S. or foreign companies of any size.

Sometimes a company will engage in multiple lines of business. We will generally consider a company to be a life sciences company if

o at least 50% of its gross income or net assets come from activities in the sector;

o at least 50% of its assets are devoted to producing revenues from the sector; or

o based on other information we obtain, we determine that its primary business should be categorized within the sector.

The fund managers look for stocks of companies they believe will increase in value over time, using a growth investment strategy. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks for the fund. That means they first look for strong, growing companies to invest in, rather than simply buying any company in a growing industry or sector. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select and hold stocks of companies they believe will be able to sustain accelerating growth and to sell stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the fund managers review and may invest in companies that experience a change in their business that will stimulate future revenue and earnings acceleration and lead to positive investor perception. The change typically is the result of key events including: entry into a new market, a new product, patent or license, or the presentation of clinical data showing efficacy for a new drug or medical device. The fund managers also believe that it is important to diversify the fund's holdings across different countries and geographical regions. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, or if they are unable to find securites that meet the fund's requirements, the fund may invest a portion of its assets in convertible debt securities, short-term securities, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

CALLOUT

Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.


What kinds of securities does the fund buy?

The fund will generally purchase equity securities of both U.S. and foreign companies. The fund can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity-equivalent securities, non-leveraged futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

What are the principal risks of investing in the fund?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund will focus its investments among companies in the life sciences sector. Because those investments are concentrated in a comparatively narrow segment of the total market, the fund's investments are not as diversified as many other mutual funds. Because of this, companies in the fund's portfolio may react similarly to market developments, such as government regulation, subsidies, or technological advancements. This means that the fund's net asset values may be more volatile than those of less concentrated funds. As a result, the value of an investment in the fund may rise or fall rapidly.

In addition, the fund is nondiversified. This means that the fund's managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the fund were diversified. Although the fund's managers expect it will ordinarily invest in enough securities to qualify as a diversified fund, its nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

Many faster-growing health care companies have limited operating histories and their potential profitability may be dependent on regulatory approval of their products. Many of these companies' activities are funded or subsidized by government grants or other funding, which may be reduced or withdrawn. Changes in government regulation can also have an impact on a company's profitability and/or stock price. Continuing technological advances may mean rapid obsolescence of key products and services. These business uncertainties may increase the volatility of the prices for these companies' securities.

In addition to publicly traded securities, the fund may invest up to 15% in privately placed securities. These securities may be considered illiquid if they cannot be sold in seven days at approximately the price the fund is valuing them. Privately placed securities are valued by the manager following procedures established by the fund's Board of Directors.


The fund managers may buy a large amount of a company's stock quickly, and may dispose of it quickly if it no longer meets their investment criteria. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of portfolio turnover and share price volatility. This portfolio turnover and share price volatility can be greater than that of the average stock fund. Higher portfolio turnover leads to higher brokerage costs, which are borne by the fund.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the style used by the fund's management team, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

The fund may invest in companies regardless of size, which means it may invest in smaller U.S. and foreign companies. Investing in smaller companies generally presents unique risks. Smaller companies may have limited resources, trade less frequently and have less publicly available information. They also may be more sensitive to changing political and economic conditions. These factors may cause investments in smaller companies to experience more price volatility.

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. stocks. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information about a company; less developed trading markets and regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States.

In addition, foreign securities are subject to currency risk, meaning that because the fund's investments are generally held in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

In summary, investing in this fund is intended for investors who find investing in a global, all cap, life sciences sector fund an appropriate investment and who are willing to accept the increased risk associated with a fund's investment strategy.

These and other risks of investing in the fund are described in the fund's Statement of Additional Information.


Management

Who manages the fund?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.


The Board of Directors

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.


The Investment Advisor

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund, the advisor receives a unified management fee based on a percentage of the average net assets of each class of shares of the fund. The amount of the management fee for a fund is calculated on a class-by-class basis daily and paid monthly. Life Sciences will pay the advisor a unified management fee for the Advisor Class of shares of x.xx% of the first $xxx million of average net assets, x.xx% of the next $xxx million of average net assets and x.xx% of the average net assets over $xxx billion.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses.


The Fund Management Team

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the funds' investment objective and strategy.

The portfolio managers on the investment team are identified below:

Arnold K. Douville

Mr. Douville, Vice President and Portfolio Manager, has been a member of the team that manages the Life Sciences Fund since its inception in June 2000, and has been a member of the team that manages Vista since joining American Century in November 1997. Before joining American Century, he served as Senior Portfolio Manager for Munder Capital Management from September 1989 to October 1997. He has a bachelor's degree in economics from the U.S. Air Force Academy and an MBA in finance, statistics and economics from the University of Chicago.

Christy Turner

Ms. Turner, Portfolio Manager, has been a member of the team that manages the Life Sciences Fund since its inception in June 2000. Prior to that, she worked for four years as an investment analyst for the health care sector for other American Century equity funds, including Ultra, Select, New Opportunities and Giftrust. Before joining American Century in 1996, she worked as an investment analyst for First Chicago Investment Management Company and as an audit manager for KPMG Peat Marwick. She has a Bachelor of Science in Business Administration in Accounting from the University of Central Florida and an MBA in Finance from the University of North Carolina. She is a Chartered Financial Analyst.

CALLOUT

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.


Fundamental Investment Policies

Fundamental investment policies contained in the Statement of Additional Information and the investment objectives of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.


Investing with American Century


Eligibility for Advisor Class Shares

The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies, and other financial intermediaries that provide various administrative and distribution services.

Investing through Financial Intermediaries

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

|X| minimum investment requirements
|X| exchange policies
|X| fund choices
|X| cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund shares transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the fund.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized these intermediaries to accept orders on the fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on the fund's behalf.

CALLOUT

Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.


Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. The fund reserves the right to suspend the offering of shares for a period of time, and it reserves the right to reject any specific purchase order (including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

Abusive Trading Practices

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.


Share Price and Distributions


Share Price

American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities. The fund generally pays distributions from net income, if any, once a year in December. Distributions from realized capital gains are paid twice a year, usually in March and December. A fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

CALLOUT

The NET ASSET VALUE, or NAV, of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.



Taxes


The tax consequences of owning shares of the fund will vary depending on whether you own it through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and your sales of fund shares may cause you to be taxed on your investment.

If you invest through a taxable account, you may be able to claim a foreign tax credit for any foreign income taxes paid by the funds. In order to qualify for this tax credit, certain requirements must be satisfied. Please consult the Statement of Additional Information for a more complete discussion of the tax consequences of owning shares of the funds.


Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution          Tax Rate for 15% Bracket         Tax Rate for 28%
                                                               Bracket or Above

Short-term capital gains      Ordinary income rate          Ordinary income rate
Long-term capital gains             10%                                20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.


Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31% withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

CALLOUT

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

Multiple Class Information

American Century offers three classes of the fund: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Advisor Class shares and have no up-front or deferred charges, commissions, or 12b-1 fees.

American Century offers the other classes of shares primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies. The other classes have different fees, expenses and/or minimum investment requirements from the Advisor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 for Advisor or Institutional Class shares. You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Advisor Class of the same fund.

Service and Distribution Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund's Advisor Class shares have a 12b-1 Plan. Under the Plan, the fund's Advisor Class pays an annual fee of 0.50% of Advisor Class average net assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the fund, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make such shares available. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see Multiple Class Structure - Master Distribution and Shareholder Services Plan in the Statement of Additional Information.


More information about the fund is contained in these documents

Annual and Semiannual Reports
These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)
The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location and hours.

On the Internet            oEDGAR database at www.sec.gov
                           oBy email request at publicinfo@sec.gov

By mail                    SEC Public Reference Section
                           Washington, D.C. 20549-0102


Investment Company Act File No. 811-6247



                          American Century Investments
                                 P.O. Box 419200
                        Kansas City, Missouri 64141-6200

                         1-800-345-2021 or 816-531-5575

0004
SH-PRS-xxxxx

AMERICAN CENTURY
------------------------------------------------------------------------------

PROSPECTUS

                                                            Life Sciences Fund
                                                            [Effective Date]
                                                            INSTITUTIONAL CLASS


The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.






                                                     Funds Distributor, Inc. and
                        American Century Investment Services, Inc., Distributors



Dear Investor,

Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the funds.

An Overview of the Fund - Learn about fund goals, strategies and risks, and who may or may not want to invest.

Fund Performance History - See how the fund performed from year to year.

Fees and Expenses - Find out about fund management fees and other expenses associated with investing.

Objectives, Strategies and Risks - Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the Fund section.

As you continue to read, the Management section will acquaint you with the fund management teams, and Investing with American Century gives an overview about how to invest and manage your account.

Share Price and Distributions, Taxes and Financial Highlights wrap up the Prospectus with important financial information you'll need to make an informed decision.

Naturally, you may have questions about investing after you read through the Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m. Central time. Give us a call at 1-800-345-2021.

                                      Sincerely,


                                      Mark Killen
                                      Senior Vice President
                                      American Century Investment Services, Inc.


Table of Contents


An Overview of the Fund.............................................X

Fund Performance History............................................X

Fees and Expenses...................................................X

Objectives, Strategies and Risks....................................X

Management..........................................................X

Investing with American Century....................................XX

Share Price and Distributions......................................XX

Taxes..............................................................XX

Multiple Class Information.........................................XX

Financial Highlights...............................................XX



CALLOUTS

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.


This symbol highlights special information and helpful tips.


An Overview of the Fund

What is the fund's investment objective?

This fund seeks capital growth.

What is the fund's primary investment strategies and principal risks?
The fund managers look for stocks of growing U.S. and foreign companies that engage in the business of providing products and services that help promote personal health and wellness. The investment strategy of this fund is based on the belief that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value over time. A more detailed description of American Century's growth investment style and the fund's investment strategies and risks begins on [page x].

The fund's principal risks include

o MARKET RISK - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

o CONCENTRATION - The fund will focus on the medical and healthcare industry and related industry groups. Because of this, companies in the fund's portfolio may react similarly to market developments, such as government regulation, subsidies, or technological advancements. As a result, the fund's net asset values may be more volatile than those of less concentrated funds.

o PRINCIPAL LOSS - As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

o FOREIGN RISK - The fund may invest in foreign securities, which can be riskier than investing in U.S. stocks.

Who may want to invest in the fund?

The fund may be a good investment if you are

o   seeking long-term capital growth potential from your investment

o seeking diversification of your investment portfolio through investment in life sciences related securities

o comfortable with the risks associated with investing in U.S. and foreign life sciences related securities

o   comfortable with the fund's short-term price volatility

o   investing through an IRA or other tax-advantaged retirement plan

 Who may not want to invest in the fund?

The fund may not be a good investment if you are

o   seeking current income from your investment

o   investing for a short period of time

o   uncomfortable with the risks associated with this fund

o   uncomfortable with short-term volatility in the value of your investment

CALLOUT

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


Fund Performance History


As a new fund, it has no performance history as of the date of this Prospectus.


CALLOUT

For current performance information, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.


Fees and Expenses


There are no sales loads, fees or other charges

o   to buy fund shares directly from American Century

o   to reinvest dividends in additional shares

o to exchange into the Institutional Class shares of other American Century funds

o   to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the funds.

Annual Operating Expenses (expenses that are deducted from fund assets)


                                      Management          Distribution and      Other          Total Annual Fund
                                      Fee(1)              Service (12b-1) Fees  Expenses(2)    Operating Expenses



Life Sciences Fund                    x.xx%               None                  0.00%          x.xx%



(1) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

(2) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, are expected to be less than 0.005% for the current fiscal year.



Example

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Assuming you . . .

o        invest $10,000 in the fund
o        redeem all of your shares at the end of the periods shown below
o        earn a 5% return each year
o        incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                                            1 year                     3 years
Life Sciences Fund                          $xxx                       $xxx

CALLOUT

Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.


Objectives, Strategies and Risks

Life Sciences Fund

What is the fund's investment objective?

This fund seeks capital growth.


How does the fund pursue its investment objective?

The fund managers look for stocks of growing companies in the life sciences industry. To achieve its objective, the fund invests primarily in companies that engage in the business of providing products and services that help promote health and wellness. Life sciences companies generally own, operate or support health care facilities; design, manufacture or sell pharmaceuticals, bio-pharmaceuticals, and medical devices and supplies; or may provide biotechnology needed to improve agriculture, aquaculture, forestry, chemicals, household products and cosmetics/personal care products, environmental cleanup, food processing and forensics. The fund may invest in U.S. or foreign companies of any size.

Sometimes a company will engage in multiple lines of business. We will generally consider a company to be a life sciences company if

o at least 50% of its gross income or net assets come from activities in the sector;
o at least 50% of its assets are devoted to producing revenues from the sector; or
o based on other information we obtain, we determine that its primary business should be categorized within the sector.

The fund managers look for stocks of companies they believe will increase in value over time, using a growth investment strategy. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks for the fund. That means they first look for strong, growing companies to invest in, rather than simply buying any company in a growing industry or sector. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select and hold stocks of companies they believe will be able to sustain accelerating growth and to sell stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the fund managers review and may invest in companies that experience a change in their business that will stimulate future revenue and earnings acceleration and lead to positive investor perception. The change typically is the result of key events including: entry into a new market, a new product, patent or license, or the presentation of clinical data showing efficacy for a new drug or medical device. The fund managers also believe that it is important to diversify the fund's holdings across different countries and geographical regions. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, or if they are unable to find securities that meet the fund's requirements, the fund may invest a portion of its assets in convertible debt securities, short-term securities, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

CALLOUT

Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.


What kinds of securities does the fund buy?

The fund will generally purchase equity securities of both U.S. and foreign companies. The fund can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity-equivalent securities, non-leveraged futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

What are the principal risks of investing in the fund?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund will focus its investments among companies in the life sciences sector. Because those investments are concentrated in a comparatively narrow segment of the total market, the fund's investments are not as diversified as many other mutual funds. Because of this, companies in the fund's portfolio may react similarly to market developments, such as government regulation, subsidies, or technological advancements. This means that the fund's net asset values may be more volatile than those of less concentrated funds. As a result, the value of an investment in the fund may rise or fall rapidly.

In addition, the fund is nondiversified. This means that the fund's managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the fund were diversified. Although the fund's managers expect it will ordinarily invest in enough securities to qualify as a diversified fund, its nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

Many faster-growing health care companies have limited operating histories and their potential profitability may be dependent on regulatory approval of their products. Many of these companies' activities are funded or subsidized by government grants or other funding, which may be reduced or withdrawn. Changes in government regulation can also have an impact on a company's profitability and/or stock price. Continuing technological advances may mean rapid obsolescence of key products and services. These business uncertainties may increase the volatility of the prices for these companies' securities.

In addition to publicly traded securities, the fund may invest up to 15% in privately placed securities. These securities may be considered illiquid if they cannot be sold in seven days at approximately the price the fund is valuing them. Privately placed securities are valued by the manager following procedures established by the fund's Board of Directors.

The fund managers may buy a large amount of a company's stock quickly, and may dispose of it quickly if it no longer meets their investment criteria. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of portfolio turnover and share price volatility. This portfolio turnover and share price volatility can be greater than that of the average stock fund. Higher portfolio turnover leads to higher brokerage costs, which are borne by the fund.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the style used by the fund's management team, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

The fund may invest in companies regardless of size, which means it may invest in smaller U.S. and foreign companies. Investing in smaller companies generally presents unique risks. Smaller companies may have limited resources, trade less frequently and have less publicly available information. They also may be more sensitive to changing political and economic conditions. These factors may cause investments in smaller companies to experience more price volatility.

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. stocks. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information about a company; less developed trading markets and regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States.

In addition, foreign securities are subject to currency risk, meaning that because the fund's investments are generally held in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

In summary, investing in this fund is intended for investors who find investing in a global, all cap, life sciences sector fund an appropriate investment and who are willing to accept the increased risk associated with a fund's investment strategy.

These and other risks of investing in the fund are described in the fund's Statement of Additional Information.


Management


Who manages the fund?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.


The Board of Directors
The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.


The Investment Advisor

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund, the advisor receives a unified management fee based on a percentage of the average net assets of each class of shares of the fund. The amount of the management fee for a fund is calculated on a class-by-class basis daily and paid monthly. Life Sciences will pay the advisor a unified management fee for the Institutional Class of shares of x.xx% of the first $xxx million of average net assets, x.xx% of the next $xxx million of average net assets and x.xx% of the average net assets over $xxx billion.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.


The Fund Management Team

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the funds' investment objective and strategy.

The portfolio managers on the investment team are identified below:

Arnold K. Douville

Mr. Douville, Vice President and Portfolio Manager, has been a member of the team that manages the Life Sciences Fund since its inception in June 2000, and has been a member of the team that manages Vista since joining American Century in November 1997. Before joining American Century, he served as Senior Portfolio Manager for Munder Capital Management from September 1989 to October 1997. He has a bachelor's degree in economics from the U.S. Air Force Academy and an MBA in finance, statistics and economics from the University of Chicago.

Christy Turner

Ms. Turner, Portfolio Manager, has been a member of the team that manages the Life Sciences Fund since its inception in June 2000. Prior to that, she worked for four years as an investment analyst for the health care sector for other American Century equity funds, including Ultra, Select, New Opportunities and Giftrust. Before joining American Century in 1996, she worked as an investment analyst for First Chicago Investment Management Company and as an audit manager for KPMG Peat Marwick. She has a Bachelor of Science in Business Administration in Accounting from the University of Central Florida and an MBA in Finance from the University of North Carolina. She is a Chartered Financial Analyst.

CALLOUT

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.


Fundamental Investment Policies

Fundamental investment policies contained in the Statement of Additional Information and the investment objectives of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.



Investing with American Century

Eligibility for Institutional Class Shares

The Institutional Class shares are made available for purchase by large institutional shareholders, such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund's minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

Minimum Initial Investment Amounts

The minimum investment is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermeidary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain additional requirements, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

Redemption of Shares in Low-Balance Accounts

If your balance or the balance of your financial intermediary, if applicable, falls below the minimum investment requirements due to redemptions or exchanges, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified managemnet fee that is 0.20% higher than the Institutional Class.

Services Automatically Available to You

You automatically will have access to the services listed below when you open your account. If you do not want these services, see Conducting Business in Writing below.

Conducting Business in Writing

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.

Ways to Manage Your Account
-------------------------------------------------------------------------------------------------------------------------------
----------------------------------- --------------------------------------------- -----------------------------------------------
By telephone                        Open an account                               Make additional investments
Service Representative              If you are a current investor, you can open   Call if you have authorized us to invest from
1-800-345-3533                      an account by exchanging shares from          your bank account.
                                    another American Century account.
                                                                                  Sell shares
                                    Exchange shares                               Call a Service Representative.
                                    Call or use our Automated Information Line
                                    if you have authorized us to accept
                                    telephone instructions.
----------------------------------- --------------------------------------------- -----------------------------------------------
----------------------------------- --------------------------------------------- -----------------------------------------------
By mail or fax                      Open an account                               Make additional investments
P.O. Box 419385                     Send a signed, completed application and      Send your check or money order for at least
Kansas City, MO 64141-6385          check or money order payable to American      $50 with an investment slip or $250 without
                                    Century Investments.                          an investment slip. If you don't have an
Fax                                                                               investment slip, include your name, address
816-340-4655                        Exchange shares                               and account number on your check or money
                                    Send written instructions to exchange your    order.
                                    shares from one American Century account to
                                    another.                                      Sell shares
                                                                                  Send written instructions or a redemption
                                                                                  form to sell shares. Call a Service Representative
                                                                                  to request a form.
----------------------------------- --------------------------------------------- -----------------------------------------------
----------------------------------- --------------------------------------------- -----------------------------------------------

-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------ -----------------------------------------------
Automatically                    Open an account                                  Make additional investments
                                 Not available.                                   With the automatic investment privilege, you
                                                                                  can purchase shares on a regular basis. You
                                 Exchange shares                                  must invest at least $600 per year per
                                 Send written instructions to set up an           account.
                                 automatic exchange of your shares from one
                                 American Century account to another.             Sell shares
                                                                                  If you have at least $10,000 in your account,
                                                                                  you may sell shares automatically by
                                                                                  establishing Check-A-Month or Automatic
                                                                                  Redemption plans.

-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------ -----------------------------------------------
By wire                          Open an account                                  Make additional investments
                                 Call to set up your account or mail a            Follow the wire instructions.
                                 completed application to the address provided
                                 in the "By mail" section. Give your bank the     Sell shares
                                 following information to wire money.             You can receive redemption proceeds by wire
                                 Our bank information:                            or electronic transfer.
Please remember if you request            Commerce Bank N.A.
redemptions by wire, $10 will             Routing No. 101000019
be deducted from the amount               Account No. 2804918
redeemed. Your bank also may     The fund name
charge a fee.                    Your American Century account number*            Exchange shares
                                 Your name                                        Not available.
                                 The contribution year (for IRAs only)

                                 *For additional investments only

-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------



Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. The fund reserves the right to suspend the offering of shares for a period of time, and it reserves the right to reject any specific purchase order (including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

Abusive Trading Practices

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.


Investing through Financial Intermediaries

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include
|X| minimum investment requirements
|X| exchange policies
|X| fund choices
|X| cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund shares transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the fund.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized these intermediaries to accept orders on the fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on the fund's behalf.

CALLOUT

Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.


Share Price and Distributions

Share Price

American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities. The fund generally pays distributions from net income, if any, once a year in December. Distributions from realized capital gains are paid twice a year, usually in March and December. A fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

CALLOUT

The NET ASSET VALUE, or NAV, of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.


Taxes

The tax consequences of owning shares of the fund will vary depending on whether you own it through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a professional tax advisor.


Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and your sales of fund shares may cause you to be taxed on your investment.

If you invest through a taxable account, you may be able to claim a foreign tax credit for any foreign income taxes paid by the funds. In order to qualify for this tax credit, certain requirements must be satisfied. Please consult the Statement of Additional Information for a more complete discussion of the tax consequences of owning shares of the funds.


Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:


Type of Distribution          Tax Rate for 15% Bracket         Tax Rate for 28%
                                                               Bracket or Above

Short-term capital gains      Ordinary income rate          Ordinary income rate
Long-term capital gains       10%                           20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.


Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31% withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

CALLOUT

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

Multiple Class Information

American Century offers three classes of the fund: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Institutional Class shares and are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The Investor Class, which has no up-front or deferred charges, commissions or 12b-1 fees, is offered primarily to retail investors.

The other classes have different fees, expenses and/or minimum investment requirements from the Institutional Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

o   1-800-345-2021 for Investor Class shares
o   1-800-345-3533 for Advisor Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.


More information about the fund is contained in these documents

Annual and Semiannual Reports

These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location and hours.
On the Internet            oEDGAR database at www.sec.gov
                           oBy email request at publicinfo@sec.gov
By mail                    SEC Public Reference Section
                           Washington, D.C. 20549-0102


Investment Company Act File No. 811-6247



                          American Century Investments
                                 P.O. Box 419200
                        Kansas City, Missouri 64141-6200

                         1-800-345-2021 or 816-531-5575

0004
SH-PRS-xxxxx

                                                              Life Sciences Fund

                                                                [Effective Date]
                                                          American Century World
                                                              Mutual Funds, Inc.

This Statement of Additional Information adds to the discussion in the fund's Prospectuses, dated [Effective Date], but is not a Prospectus. The Statement of Additional Information should be read in conjunction with the fund's current Prospectus. If you would like a copy of the Prospectus, please contact us at one of the addresses or telephone numbers listed on the back cover or visit American Century's Web site at www.americancentury.com.

This Statement of Additional Information incorporates by reference certain information that appears in the fund's annual and semiannual reports, which are delivered to all investors. You may obtain a free copy of the fund's annual or semiannual reports by calling 1-800-345-2021.




                                Funds Distributor, Inc. and American
                                Century Investment Services, Inc.,  Distributors





Table of Contents
The Funds' History                                                  X
Fund Investment Guidelines                                          X
Fund Investments and Risks                                          X
      Investment Strategies and Risks                               X
      Investment Policies                                           X
      Portfolio Turnover                                            X
Management                                                          X
      The Board of Directors                                        X
      Officers                                                      X
The Funds' Principal Shareholders                                   X
Service Providers                                                   X
      Investment Advisor                                            X
      Transfer Agent and Administrator                              X
      Distributor                                                   X
Other Service Providers                                             X
      Custodian Banks                                               X
      Independent Auditor                                           X
Brokerage Allocation                                                X
Information about Fund Shares                                       X
      Multiple Class Structure                                      X
      Buying and Selling Fund Shares                                X
      Valuation of a Fund's Securities                              X
Taxes                                                               X
      Federal Income Tax                                            X
      State and Local Income Tax                                    X
How Fund Performance Information Is Calculated                      X
      Performance Comparisons                                       X
      Permissible Advertising Information                           X
      Multiple Class Performance Advertising                        X
Financial Statements                                                X
Explanation of Fixed-Income Securities Ratings                      X



THE FUND'S HISTORY
American Century World Mutual Funds, Inc., is a registered open-end management investment company that was organized in 1990 as a Maryland corporation under the name Twentieth Century World Investors, Inc. In January 1997 it changed its name to American Century World Mutual Funds, Inc. Throughout this Statement of Additional Information we refer to American Century World Mutual Funds, Inc. as the corporation.

The fund described in this Statement of Additional Information is a separate series of the corporation and operates for many purposes as if it were an independent company. The fund has its own investment objective, strategy, management team, assets, tax identification and stock registration numbers.

                        Investor Class                 Advisor Class                    Institutional Class

                        Ticker   Inception             Ticker        Inception          Ticker            Inception
Fund                    Symbol   Date                  Symbol        Date               Symbol            Date

Life Sciences           N/A      [Effective Date]      N/A           [Effective Date]   N/A               N/A


FUND INVESTMENT GUIDELINES
This section explains the extent to which the fund's advisor, American Century Investment Management, Inc., can use various investment vehicles and strategies in managing the fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section Investment Strategies and Risks, which begins on [PAGE XX]. In the case of the fund's principal investment strategies, these descriptions elaborate upon discussions contained in the Prospectuses.

The fund is a diversified open-end investment company as defined in the Investment Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, the fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer.

To meet federal tax requirements for qualification as a regulated investment company, the fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

In general, within the restrictions outlined here and in the fund's Prospectus, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described below. It is the advisor's intention that the fund will generally consist of U.S. and foreign equity securities. However, subject to the specific limitations applicable to the fund, the fund's management team may invest the assets of the fund in varying amounts in other instruments, such as those reflected in Table 1 on [PAGE XX], when such a course is deemed appropriate.

So long as a sufficient number of acceptable securities are available, the fund managers intend to keep the fund fully invested in equity securities, regardless of the movement of stock prices, generally. In most circumstances, the fund's actual level of cash and cash equivalents will be less than 10%. [The managers may use stock index futures as a way to expose the fund's cash assets to the market, while maintaining liquidity.] As mentioned in the Prospectus, the managers may not leverage the fund's portfolios; so there is no greater market risk to the fund than if it purchases stocks. See Short-term Securities, [PAGE XX], Futures and Options, [PAGE XX], and Derivative Securities, [PAGE XX].



Table 1

                                                 Life Sciences

Foreign Securities                                     X
Equity Equivalents                                     X
Debt Securities                                        X
Sovereign Debt Obligations                             X
Convertible Securities                                 X
Short Sales
Portfolio Lending                                   33 1/3%
Derivative Securities                                  X
Investments in Companies with Limited
     Operating Histories                              15%
Other Investment Companies                            10%
Repurchase Agreements                                  X
When-Issued and Forward Commitment
     Agreements                                        X

Restricted and Illiquid Securities                    15%
Short-Term Securities                                  X
Futures & Options                                      X
Forward Currency Exchange Contracts                    X

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes various investment vehicles and techniques that the fund managers can use in managing the fund's assets. It also details the risks associated with each investment vehicle or technique, because each investment vehicle and technique contributes to the fund's overall risk profile. To determine whether the fund may invest in a particular investment vehicle and whether there is a limit on the amount of fund assets that can be invested in such vehicle or utilize such technique, consult Table 1.

Foreign Securities

A description of the fund's investment strategy regarding foreign securities is contained in the fund's Prospectus. Investing in securities of foreign issuers generally involves greater risks than investing in the securities of domestic companies including:

Currency Risk. The value of the foreign investments held by the fund may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

Political and Economic Risk. The economies of many of the countries in which the fund invests are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, or confiscatory taxation, and limitations on the removal of the fund or other assets, could also adversely affect the value of investments. Further, the fund may encounter difficulties or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

Regulatory Risk. Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the fund may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

Market and Trading Risk. Brokerage commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the fund invests will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities. Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

Clearance and Settlement Risk. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in clearance and settlement could result in temporary periods when assets of the fund is uninvested and no return is earned thereon. The inability of the fund to make intended security purchases due to clearance and settlement problems could cause the fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the fund due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

Ownership Risk. Evidence of securities ownership may be uncertain in many foreign countries. In many of these countries, the most notable of which is the Russian Federation, the ultimate evidence of securities ownership is the share register held by the issuing company or its registrar. While some companies may issue share certificates or provide extracts of the company's share register, these are not negotiable instruments and are not effective evidence of securities ownership. In an ownership dispute, the company's share register is controlling. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered on the issuer's share register at the time of the transaction, or that a fund's ownership position could thereafter be altered or deleted entirely, resulting in a loss to the fund. While the fund intends to invest directly in Russian companies that utilize an independent registrar, there can be no assurance that such investments will not result in a loss to the fund.

Emerging Markets. Investing in emerging market companies generally is also riskier than investing in other foreign securities. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries' emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.As a result, this fund is intended for aggressive investors seeking gains through a health care sector fund that may make investments in foreign, as well as U.S., securities. Those investors must be willing and able to accept the significant risks associated with the investment strategy that the fund will pursue. An investment in the fund is not appropriate for individuals with limited investment resources or who are unable to tolerate fluctuations in the value of their investment.

Equity Equivalents

The fund may make foreign investments either directly in foreign securities or indirectly by purchasing depositary receipts, depositary shares or similar instruments (DRs) for foreign securities. DRs are securities that are listed on exchanges or quoted in over-the-counter markets in one country but represent shares of issuers domiciled in another country. The fund also may purchase securities of such issuers in foreign markets, either on foreign securities exchanges, electronic trading networks or in over-the-counter markets.

The fund also may invest in other equity securities and equity equivalents. Other equity securities and equity equivalents include securities that permit the fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of other equity securities and equity equivalents are preferred stock, convertible preferred stock and convertible debt securities. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. An example of one type of derivative security in which the fund might invest is a depositary receipt.

Debt Securities

The managers believe that common stocks and other equity and equity-equivalent securities ordinarily offer the greatest potential for capital appreciation. The fund may invest, however, in any security the managers believe has the potential for capital appreciation. When the managers believe that the total return potential of other securities equals or exceeds the potential return of equity securities, the fund may invest [up to 35%] in such other securities. The other securities the fund may invest in are bonds, notes and debt securities of companies, and obligations of domestic or foreign governments and their agencies. The fund will attempt to stay fully invested regardless of the movement of stock and bond prices generally.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities. To the extent a fund assumes a defensive position, it will not be pursuing its objective of capital growth. [Life Sciences will limit its purchases of debt securities to investment-grade obligations. For long-term debt obligations, this includes securities that are rated Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's Corporation (S&P), or that are not rated but are considered by the managers to be of equivalent quality. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions or changing circumstances than is the case with higher-quality debt securities. See Explanation of Fixed-Income Securities Ratings, [PAGE XX].]

[With respect to Life Sciences, there are no credit quality or maturity restrictions with regard to the bonds, corporate debt securities and government obligations in which the fund may invest, although less than [35%] of the fund's assets will be invested in below-investment-grade fixed income securities. See Explanation of Fixed-Income Securities Ratings, [PAGE XX]. Debt securities, especially those of issuers in emerging market countries, may be of poor quality and speculative in nature. While these securities will be chosen primarily for their appreciation potential, the fund also may take the potential for income into account when selecting investments.]

In addition to other factors that will affect its value, the value of the fund's investments in fixed income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis rise. When prevailing interest rates rise, bond prices generally fall. These changes in value may, depending upon the particular amount and type of fixed-income securities holdings of the fund, impact the net asset value of that fund's shares.

Sovereign Debt Obligations

The fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of emerging market countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments, such as loans or loan participations. Sovereign debt of emerging market countries may involve a high degree of risk and may present a risk of default or renegotiation or rescheduling of debt payments.

Convertible Debt Securities

A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert the fixed-income security into a stated number of shares of common stock. As fixed-income securities, convertible debt securities provide a stable stream of income, with generally higher yields than common stocks. Convertible debt securities offer the potential to benefit from increases in the market price of the underlying common stock, however, they generally offer lower yields than non-convertible securities of similar quality. Of course, as with all fixed-income securities, there can be no assurance of current income because the issuers of the convertible debt securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

Convertible debt securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

Unlike a convertible security that is a single security, a synthetic convertible security is comprised of two distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or NASDAQ. The two components of a synthetic convertible security, which will be issued with respect to the same entity, generally are not offered as a unit, and may be purchased and sold by the fund at different times. Synthetic convertible securities differ from convertible securities in certain respects. Each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in a synthetic convertible security involves the risk normally found in holding the securities comprising the synthetic convertible security.

Short Sales

The fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If the fund engages in a short sale, the collateral account will be maintained by the fund's custodian. While the short sale is open, the fund will maintain in a segregated custodial account an amount of securities convertible into, or exchangeable for, such equivalent securities at no additional cost. These securities would constitute the fund's long position.

The fund may make a short sale, as described above, when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Portfolio Lending

In order to realize additional income, the fund may lend its portfolio securities. Such loans may not exceed one-third of the fund's total net assets valued at market except

o through the purchase of debt securities in accordance with its investment objectives, policies and limitations, or

o   by engaging in repurchase agreements with respect to portfolio securities.

Derivative Securities

The fund may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement the value of which is based on, or derived from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices). For example, Standard & Poor's Depositary Receipts, also known as spiders, track the price performance and dividend yield of the S&P Index by providing a stake in the stocks that make up that index.

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

The fund may not invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There is a range of risks associated with derivative investments, including:
o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the fund managers anticipate;
o the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;
o the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and
o  the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the Board will review the advisor's policy for investments in the derivative securities annually.

Investments in Companies with Limited Operating Histories

The fund may invest a portion of its assets in the securities of issuers with limited operating history. The fund managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating history may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating history and financial information upon which the managers may base their investment decision on behalf of the fund. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

Other Investment Companies

The fund may invest up to 10% of its total assets in other mutual funds, including those managed by the advisor, provided that the investment is consistent with the fund's investment policies and restrictions. Under the Investment Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to (a) 3% of the total voting stock of any one investment company, (b) 5% of the fund's total assets with respect to any one investment company and (c) 10% of the fund's total assets in the aggregate. Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers' commissions. As a shareholder of another investment company, the fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that the fund bears directly in connection with its own operations.

Repurchase Agreements

The fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The fund will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the fund's advisor.

Repurchase agreements maturing in more than seven days would count toward the fund's 15% limit on illiquid securities.

When-Issued and Forward Commitment Agreements

The fund may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

When purchasing securities on a when-issued or forward commitment basis, the fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, the fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Restricted and Illiquid Securities

The fund may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Directors of the fund has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the fund managers. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and the fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the fund managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

Short-Term Securities

In order to meet anticipated redemptions, to hold pending the purchase of additional securities for the fund's portfolio, or, in some cases, for temporary defensive purposes, the fund may invest a portion of its assets in money market and other short-term securities.

Examples of those securities include:
o Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;
o Commercial Paper;
o Certificates of Deposit and Euro Dollar Certificates of Deposit;
o Bankers' Acceptances;
o Short-term notes, bonds, debentures, or other debt instruments; and
o Repurchase agreements.

In addition, the fund may invest up to 10% of its total assets in money market mutual funds, including those managed by the advisor, with a limit of 5% of its total assets in any one mutual fund. See the discussion under Other Investment Companies, [PAGE XX], for more information about fund investments in other mutual funds.

Futures and Options

The fund may enter into futures contracts, options or options on futures contracts. Generally, futures transactions will be used to:
o protect against a decline in market value of the fund's securities (taking a short futures position), or
o protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully-invested (taking a long futures position), or
o provide a temporary substitute for the purchase of an individual security that may be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure. Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. The fund managers may engage in futures and options transactions based on securities indexes that are consistent with the fund's investment objectives. Examples of indices that may be used include the MSCI EAFE Index and MSCI Emerging Markets Free Index. The managers also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute margin transactions for purposes of the funds' investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin account is not income producing. Subsequent payments, to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position that will operate to terminate its position in the future. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

Risks Related to Futures and Options Transactions

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the fund managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

The fund could suffer losses if it were unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so. In the event of adverse price movements, the fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the fund managers would not otherwise elect to do so. In addition, the fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the contracts entered into on behalf of the fund to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

The fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by the fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which the fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. The fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Futures

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although it does not currently intend to do so, the fund may write (or sell) call options that obligate it to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the fund would give up some ability to participate in a price increase on the underlying security. If the fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

Restrictions on the Use of Futures Contracts and Options

The fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, the fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for other than hedging purposes, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, the fund will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Forward Currency Exchange Contracts

The fund may purchase and sell foreign currency on a spot (i.e., cash) basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. See Derivative Securities, [PAGE XX].
The fund expects to use forward contracts under two circumstances:
(1) When the fund managers wish to lock in the U.S. dollar price of a security when the fund is purchasing or selling a security denominated in a foreign currency, the fund would be able to enter into a forward contract to do so; or
(2) When the fund managers believe that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the fund would be able to enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

In the first circumstance, when the fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.

Under the second circumstance, when the fund managers believe that the currency of a particular country may suffer a substantial decline relative to the U.S. dollar, the fund could enter into a forward contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The fund will segregate on its records cash or securities in an amount sufficient to cover its obligations under the contract.

The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of short-term hedging strategy is highly uncertain. The fund managers do not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the managers believe that it is important to have flexibility to enter into such forward contracts when they determine that a fund's best interests may be served.

At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an offsetting forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

Fundamental Investment Policies

The fund's fundamental investment restrictions are set forth below. These investment restrictions may not be changed without approval of a majority of the outstanding votes of shareholders of the fund, as determined in accordance with the Investment Company Act.

Subject             Policy

Senior Securities   The fund may not issue senior securities, except as
                    permitted under the Investment Company Act.
Borrowing           The fund may not borrow money, except for temporary or
                    emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of the fund's total assets
                    (including the amount borrowed) less liabilities (other
                    than borrowings).
Lending             The fund may not lend any security or make any other loan
                    if, as a result, more than 33-1/3% of the fund's total
                    assets would be lent to other parties, except, (i) through the purchase of debt securities in accordance with its
                    investment objective, policies and limitations or (ii) by
                    engaging in repurchase agreements with respect to portfolio securities.
Real Estate         The fund may not purchase or sell real estate unless
                    acquired as a result of ownership of securities or other
                    instruments. This policy shall not prevent a fund from
                    investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.
Concentration       The fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its
                    agencies or instrumentalities).
Underwriting        The fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be
                    considered an underwriter within the meaning of the
                    Securities Act of 1933 in the disposition of restricted
                    securities.
Commodities         The fund may not purchase or sell physical commodities
                    unless acquired as a result of ownership of securities or other instruments; provided that this limitation shall not prohibit the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.
Control             The fund may not invest for purposes of exercising control over management.

For purposes of the investment restrictions relating to lending and borrowing, the fund has received an exemptive order from the SEC regarding interfund lending. Under the terms of the exemptive order, the fund may borrow money from or lend money to other funds, advised by ACIM, that permit such transactions. All such transactions will be subject to the limits set above for borrowing and lending. The fund will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Nonfundamental Investment Policies

In addition, the fund is subject to the following investment restrictions that are not fundamental and may be changed by the Board of Directors.

Subject           Policy

Leveraging        The fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.
Liquidity         The fund may not purchase any security or enter into a
                  repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not
                  entitling the holder to payment of principal and interest
                  within seven days and in securities that are illiquid by
                  virtue of legal or contractual restrictions on resale or the absence of a readily available market.
Short Sales       The fund may not sell securities short, unless it owns
                  or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
Margin            The fund may not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Futures and       The fund may enter into futures contracts and write and buy
Options           put and call options relating to futures contracts. The fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more money than it invested.

Issuers with      The fund may invest a portion of its assets in the securities
Limited           of issuers with limited operating histories. An issuer is
Operating         considered to have a limited operating history if that issuer
Histories         has a record of less than three years of continuous operation.
                  Periods of capital formation, incubation, consolidations, and research and development may be considered in determining whether a particular issuer has a record of three years of continuous operation.

The Investment Company Act imposes certain additional restrictions upon acquisition by the fund of securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state agency participates in or supervises the management of the fund or its investment practices or policies.

PORTFOLIO TURNOVER

The portfolio turnover rates of the fund will be shown in the Financial Highlights table in the Prospectus.

The fund managers will purchase and sell securities without regard to the length of time the security has been held. Accordingly, the fund's rate of portfolio turnover may be substantial.

The fund managers intend to purchase a given security whenever they believe it will contribute to the stated objective of the fund. In order to achieve the fund's investment objective, the fund managers may sell a given security, no matter for how long or for how short a period it has been held in the portfolio, and no matter whether the sale is at a gain or at a loss, if the managers believe that the security is not fulfilling its purpose, either because, among other things, it did not live up to the managers' expectations, or because it may be replaced with another security holding greater promise, or because it has reached its optimum potential, or because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

When a general decline in security prices is anticipated, the fund may decrease or eliminate entirely its equity positions and increase its cash positions, and when a rise in price levels is anticipated, the fund may increase its equity positions and decrease its cash positions. However, it should be expected that the fund will, under most circumstances, be essentially fully invested in equity securities.

Because investment decisions are based on the anticipated contribution of the security in question to the fund's objectives, the managers believe that the rate of portfolio turnover is irrelevant when they believe a change is in order to achieve those objectives. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the fund pays directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, since short-term capital gains are taxable as ordinary income. This disclosure regarding portfolio turnover is a statement of fundamental policy and may be changed only by a vote of the shareholders.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of accomplishing any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

MANAGEMENT

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired the advisor to do so. Two-thirds of the directors are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.

The individuals listed in the following table whose names are marked by an asterisk (*) are interested persons of the fund (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with either the fund; the advisor, American Century Investment Management, Inc.
(ACIM); the fund's agent for transfer and administrative services, American Century Services Corporation (ACSC); the parent corporation, American Century Companies, Inc. (ACC) or ACC's subsidiaries (including ACIM and ACSC); the fund's distribution agent and co-administrator, Funds Distributor, Inc. (FDI); the fund's other distribution agent, American Century Investment Services, Inc.
(ACIS); or other funds advised by the advisor. Each director listed below serves as a director of five other registered investment companies in the American Century family of funds, which are also advised by the advisor.

Name (Age)                          Position(s) Held With Fund         Principal Occupation(s) during Past five Years
-----------------------------------------------------------------------------------------------------------------------------------

James E. Stowers, Jr.* (76)         Director,                          Chairman, Director and controlling shareholder, ACC,
4500 Main Street                    Chairman of the Board              Chairman, ACIM, ACSC, ACIS and six other ACC
Kansas City, MO 64111                                                  subsidiaries
                                                                       Director, ACIM, ACSC, ACIS and 10 other ACC
                                                                       subsidiaries(1)
-----------------------------------------------------------------------------------------------------------------------------------
James E. Stowers III* (41)          Director                           Chief Executive Officer and Director, ACC
4500 Main Street                                                       Chief Executive Officer, ACIM, ACSC, ACIS and six other
Kansas City, MO 64111                                                  ACC subsidiaries
                                                                       Director, ACIM, ACSC, ACIS and 11 other ACC
                                                                       subsidiaries(2)
----------------------------------------------------------------------------------------------------------------------------------
Thomas A. Brown (59)                Director                           Director of Plains States Development, Applied
4500 Main Street                                                       Industrial Technologies, Inc., a corporation engaged
Kansas City, MO 64111                                                  in the sale of bearings and power transmission products
----------------------------------------------------------------------------------------------------------------------------------
Robert W. Doering, M.D. (67)        Director                           Retired, formerly a general surgeon
4500 Main Street
Kansas City, MO 64111
---------------------------------------------------------------------------------------------------------------------------------
Andrea C. Hall, Ph.D. (55)          Director                           Senior Vice President and Director, Midwest
4500 Main Street                                                       Research Institute
Kansas City, MO 64111
----------------------------------------------------------------------------------------------------------------------------------
D.D. (Del) Hock (65)                Director                           Retired, formerly Chairman, Public Service Company
4500 Main Street                                                       of Colorado; Director, Service Tech, Inc., Hathaway
Kansas City, MO 64111                                                  Corporation, and J.D. Edwards & Company

----------------------------------------------------------------------------------------------------------------------------------
Donald H. Pratt (62)                Director,                          Chairman and Director, Butler Manufacturing
4500 Main Street                    Vice Chairman of the Board         Company; Director, Atlas-Copco North America, Inc.
Kansas City, MO 64111
----------------------------------------------------------------------------------------------------------------------------------
M. Jeannine Strandjord (54)         Director                           Senior Vice President, Long Distance Finance, Sprint
4500 Main Street                                                       Director, DST Systems, Inc.
Kansas City, MO 64111
----------------------------------------------------------------------------------------------------------------------------------
(1)Father of James E. Stowers III
(2)Son of James E. Stowers, Jr.

Committees

The Board has four standing committees to oversee specific functions of the fund's operations. Information about these committees appears in the table below. The director first named acts as chairman of the committee.

Committee             Members                         Function of Committee
----------------------------------------------------------------------------------------------------------------------------------
Executive             James E. Stowers, Jr.           The Executive Committee performs the functions of the Board of
                      James E. Stowers III            Directors between Board meetings, subject to the limitations on its
                      Donald H. Pratt                 power set out in the Maryland General Corporation Law, and except for matters required by the Investment Company Act to be acted upon by the whole Board.
----------------------------------------------------------------------------------------------------------------------------------
Compliance            Thomas A. Brown                 The Compliance Committee reviews the results of the fund's
                      Donald H. Pratt                 compliance testing program, reviews quarterly reports from the
                      Andrea C. Hall, Ph.D            advisor to the Board regarding various compliance
                                                      matters and monitors the implementation of the fund's Code of Ethics, including any violations.
----------------------------------------------------------------------------------------------------------------------------------
Audit                 Jeannine Strandjord             The Audit Committee recommends the engagement of the fund's
                      Robert W. Doering, M.D.         independent auditors and oversees its activities. The Committee
                      D.D. (Del) Hock                 receives reports from the advisor's Internal Audit Department, which is accountable to the Committee. The Committee also receives reporting about compliance matters affecting the fund.
----------------------------------------------------------------------------------------------------------------------------------
Nominating            Donald H. Pratt                 The Nominating Committee primarily considers and recommends
                      D.D. (Del) Hock                 individuals for nomination as directors. The names of potential
                      Andrea C. Hall, Ph.D.           director candidates are drawn from a number of sources, including recommendations from members of the Board, management and
                                                      shareholders. This committee also reviews and makes
                                                      recommendations to the Board with respect to the composition of
                                                      Board committees and other Board-related matters, including its organization, size, composition, responsibilities, functions and compensation.
----------------------------------------------------------------------------------------------------------------------------------

Compensation of Directors

The directors also serve as directors for five American Century investment companies other than the corporation. Each director who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the Board of all six such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among the six investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the corporation for the periods indicated and by the six investment companies served by this Board to each director who is not an interested person as defined in the Investment Company Act.

Aggregate Director Compensation for Fiscal Year Ended November 30, 1999


                               Total Compensation    Total Compensation from the
Name of Director               from the Fund(1)      American Century Family of
                                                     Funds(2)
Thomas A. Brown                N/A                        $57,497
Robert W. Doering, M.D.        N/A                        $55,750
Andrea C. Hall, Ph.D.          N/A                        $56,250
D.D. (Del) Hock                N/A                        $56,000
Donald H. Pratt                N/A                        $59,590
Lloyd T. Silver, Jr.           N/A                        $56,000
M. Jeannine Strandjord         N/A                        $58,000


(1) Includes compensation paid to the directors during the fiscal year ended November 30, 1999, and also includes amounts deferred at the election of the directors under the American Century Mutual Funds Deferred Compensation Plan for Non-Interested Directors.

(2) Includes compensation paid by the six investment company members of the American Century family of funds served by this Board.

The fund has adopted the Amended and Restated American Century Mutual Funds Deferred Compensation Plan for Non-Interested Directors. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the fund.

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and, accordingly, the fund has no obligation to segregate assets to secure or fund the deferred fees. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the fund. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended November 30, 1999.

OFFICERS

Background information about the officers of the fund is provided in the table below. All persons named as officers of the fund also serve in similar capacities for the 12 other investment companies advised by ACIM. Not all officers of the fund are listed; only those officers with policy-making functions for the fund are listed. No officer is compensated for his or her service as an officer of the fund. The individuals listed in the following table are interested persons of the fund (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with the fund, ACC, ACC's subsidiaries (including ACIM and ACSC), or the fund's distributor (FDI), as specified in the following table.

                          Position(s)
Name (Age)                Held With                      Principal Occupation(s)
Address                    Funds                          During Past Five Years
----------------------------------------------------------------------------------------------------------------------------------
George A. Rio (45)            President                    Executive Vice President and Director of Client Services, FDI
60 State Street                                            (March 1998 to present)
Boston, MA 02109                                           Senior Vice President and Senior Key Account Manager, Putnam
                                                           Mutual Funds (June 1995 to March 1998)
                                                           Director Business Development, First Data Corporation
                                                           (May 1994 to June 1995)
----------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (35)    Vice President               Vice President and Associate General Counsel, FDI (since July
60 State Street                                            1996)
Boston, MA 02109                                           Assistant Counsel, Forum Financial Group (April 1994 to July 1996)
----------------------------------------------------------------------------------------------------------------------------------
Mary A. Nelson (35)           Vice President               Vice President and Manager of Treasury Services and
60 State Street                                            Administration, FDI (1994 to present)
Boston, MA 02109
----------------------------------------------------------------------------------------------------------------------------------
Maryanne Roepke, CPA (44)     Vice President               Senior Vice President and Treasurer, ACSC
4500 Main Street              and Treasurer
Kansas City, MO 64111
----------------------------------------------------------------------------------------------------------------------------------
David C. Tucker (41)          Vice President               Senior Vice President, ACIM, ACSC, ACIS and three other ACC
4500 Main Street                                           subsidiaries (June 1998 to present)
Kansas City, MO 64111                                      General Counsel, ACC and nine ACC subsidiaries (June 1998 to present)
                                                           Consultant to mutual fund industry (May 1997 to April 1998)
                                                           Vice President and General Counsel, Janus Companies
                                                           (1990 to 1997)
----------------------------------------------------------------------------------------------------------------------------------
Paul J. Carrigan Jr. (50)     Secretary                    Secretary, ACC (February 1998 to present)
4500 Main Street                                           Director of Legal Operations (February 1996 to present)
Kansas City, MO 64111                                      Board Communications Manager, The Benham Company
                                                           (April 1994 to January 1996)
----------------------------------------------------------------------------------------------------------------------------------
Robert J. Leach (33)       Controller                      Vice President, ACSC (February 2000 to present)
4500 Main Street                                           Controller-Fund Accounting, ACSC
Kansas City, MO 64111

----------------------------------------------------------------------------------------------------------------------------------
Jon Zindel (32)               Tax Officer                  Vice President of Taxation, ACSC (1996 to present)
4500 Main Street                                           Vice President, ACIM and 15 other ACC subsidiaries (April 1999 to
Kansas City, MO 64111                                      present)
                                                           Treasurer, American Century Ventures, Inc. (December 1999 to
                                                           present)
                                                           Tax Manager, Price Waterhouse LLP (1989 to 1996)
----------------------------------------------------------------------------------------------------------------------------------


CODE OF ETHICS

The funds, their investment advisor and principal underwriters have adopted codes of ethics under Rule 17j-1 of the Investment Company Act and these codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from their employer's compliance department before making such investments.

SERVICE PROVIDERS

The fund has no employees. To conduct the fund's day-to-day activities, the fund has hired a number of service providers. Each service provider has a specific function to fill on behalf of the fund and is described below.

ACIM and ACSC are both wholly owned by ACC. James E. Stowers Jr., Chairman of ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for the fund. A description of the responsibilities of the advisor appears in the Prospectus under the heading Management.

For the services provided to the fund, the advisor receives a monthly fee based on a percentage of the average net assets of the fund. The fund has a stepped fee structure, as follows:

Fund                            Class             Percent of Average Net Assets
-------------------------------------------------------------------------------
Life Sciences                   Investor           x.xx% of first $1 billion
                                                   x.xx% of the next $1 billion
                                                   x.xx% over $2 billion
-------------------------------------------------------------------------------
                                Institutional      x.xx% of first $1 billion
                                                   x.xx% of the next $1 billion
                                                   x.xx% over $2 billion
-------------------------------------------------------------------------------
                                Advisor            x.xx% of first $1 billion
                                                   x.xx% of the next $1 billion
                                                   x.xx% over $2 billion
-------------------------------------------------------------------------------

On the first business day of each month, the fund pays a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of the fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by
(1) the fund's Board of Directors, or by the vote of a majority of outstanding votes (as defined in the Investment Company Act) and
(2) the vote of a majority of the directors of the fund who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement provides that it may be terminated at any time, without payment of any penalty, by the fund's Board of Directors, or by a vote of a majority of outstanding votes, on 60 days' written notice to the advisor, and that it shall be automatically terminated if it is assigned.

The management agreement states that the advisor shall not be liable to the fund or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

Certain investments may be appropriate for the fund and also for other clients advised by the advisor. Investment decisions for the fund and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment, generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the fund with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the fund. The corporation's Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the fund participates at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the fund unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the fund and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the fund. It provides physical facilities, computer hardware and software and personnel, for the day-to-day administration of the fund and the advisor. The advisor pays ACSC for these services out of its unified management fee.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

Pursuant to a Sub-Administration Agreement with the advisor, Funds Distributor, Inc. (FDI) serves as the co-administrator for the fund. FDI is responsible for
(i) providing certain officers of the fund and (ii) reviewing and filing marketing and sales literature on behalf of the fund. The fees and expenses of FDI are paid by the advisor out of its unified fee.

DISTRIBUTORS

The fund's shares are distributed by FDI and ACIS, both registered broker-dealers. FDI is a wholly owned indirect subsidiary of Boston Institutional Group, Inc., and its principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109. ACIS is a wholly owned subsidiary of ACC, and is located at 4500 Main Street, Kansas City, Missouri 64111.

The distributor is the principal underwriter of the fund's shares. The distributor makes a continuous, best efforts underwriting of the fund's shares. This means the distributor has no liability for unsold shares.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

Chase Manhattan Bank, 770 Broadway, 10th Floor, New York, New York 10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the assets of the fund. The custodians take no part in determining the investment policies of the fund or in deciding which securities are purchased or sold by the fund. The fund, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT AUDITOR

Deloitte & Touche LLP is the independent auditor of the fund. The address of Deloitte & Touche LLP is 1010 Grand Boulevard, Kansas City, Missouri 64106. As the independent auditor of the fund, Deloitte & Touche LLP provides services including
(1)      audit of the annual financial statements for the fund,
(2)      assistance and consultation in connection with SEC filings, and
(3)      review of the annual federal income tax return filed for the fund.

BROKERAGE ALLOCATION

Under the management agreement between the fund and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The fund's policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers.

The advisor receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the fund. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The advisor proposes to continue to place some of the fund's brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services required to be performed by the advisor. The advisor does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the fund.

The brokerage commissions paid by the fund may exceed those which another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the fund effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the fund.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the fund and the advisor believe that the facilities, expert personnel and technological systems of a broker often enable the fund to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The fund regularly place its over-the-counter transactions with principal market makers, but may also deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

INFORMATION ABOUT FUND SHARES

The fund is a series of shares issued by the corporation, and shares of the fund have equal voting rights as other series (funds) issued by the corporation. In addition, each series (or fund) may be divided into separate classes. See Multiple Class Structure which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately from the other series of shares (funds) issued by the corporation on matters affecting the fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the corporation's (i.e., all funds') outstanding shares may be able to elect a Board of Directors. The corporation undertakes dollar-based voting, meaning that the number of votes you are entitled to is based upon the dollar amount of your investment. The election of directors is determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series of shares are held separately by the custodian and the shares of each series or class represent a beneficial interest in the principal, earnings and profit (or losses) of investment and other assets held for each series or class. Your rights as a shareholder are the same for all series or class of securities unless otherwise stated. Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

In the event of complete liquidation or dissolution of the fund, shareholders of each series or class of shares will be entitled to receive, pro rata, all of the assets less the liabilities of that series or class.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The corporation's Board of Directors has adopted a multiple class plan (the Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the fund may issue up to four classes of shares: an Investor Class, an Institutional Class, a Service Class and an Advisor Class. Not all funds offer all four classes.

The Investor Class is made available to investors directly without any load or commission, for a single unified management fee. The Institutional, Service and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower total management fee. In addition to the management fee, however, the Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan (described beginning on this page). The plan has been adopted by the fund's Board of Directors and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors and initial shareholder of the fund's Advisor Class have approved and entered into a Master Distribution and Shareholder Services Plan, with respect to the Advisor Class (the Plan). The Plan is described below.

In adopting the Plan, the Board of Directors (including a majority of directors who are not interested persons of the fund as defined in the Investment Company Act, hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plan would benefit the fund and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plan is presented to the Board of Directors quarterly for its consideration in connection with its deliberations as to the continuance of the Plan. Continuance of the Plan must be approved by the Board of Directors (including a majority of the independent directors) annually. The Plan may be amended by a vote of the Board of Directors (including a majority of the independent directors), except that the Plan may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plan terminates automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the Plan will be made in accordance with Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers
(NASD).

Master Distribution and Shareholder Services Plan

As described in the Prospectus, the fund's Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries, such as banks, broker-dealers and insurance companies. The fund's distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the fund's shares and/or the use of the fund's shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the fund's transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

To enable the fund's shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the fund's advisor has reduced its management fee by 0.25% per annum with respect to the Advisor Class shares and the fund's Board of Directors has adopted a Master Distribution and Shareholder Services Plan. Pursuant to the Plan, the Advisor Class shares pay a fee of 0.50% annually of the aggregate average daily net assets of the fund's Advisor Class shares, 0.25% of which is paid for Shareholder Services (as described above) and 0.25% of which is paid for distribution services.

Payments may be made for a variety of shareholder services, including, but are not limited to
(a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the fund as underlying investment media) of shares and placing purchase, exchange and redemption orders with the fund's distributor
(b) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions
(c) processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses
(d) providing and maintaining elective services such as check writing and wire transfer services
(e) acting as shareholder of record and nominee for beneficial owners
(f) maintaining account records for shareholders and/or other beneficial owners
(g) issuing confirmations of transactions
(h) providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting
(i) preparing and forwarding shareholder communications from the fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and
(j) providing other similar administrative and sub-transfer agency services. Shareholder Services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the fund.

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the fund.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to
(a) the payment of sales commissions, on going commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to Selling Agreements;
(b) compensation to registered representatives or other employees of Distributor who engage in or support distribution of the fund's Advisor Class shares
(c) compensation to, and expenses (including overhead and telephone expenses) of, Distributor
(d) the printing of prospectuses, statements of additional information and reports for other than existing shareholders
(e) the preparation, printing and distribution of sales literature and advertising materials provided to the fund's shareholders and prospective shareholders
(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports
(g) the providing of facilities to answer questions from prospective investors about fund shares
(h) complying with federal and state securities laws pertaining to the sale of fund shares
(i) assisting investors in completing application forms and selecting dividend and other account options
(j) the providing of other reasonable assistance in connection with the distribution of fund shares
(k) the organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives
(l) profit on the foregoing
(m) the payment of "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and
(n) such other distribution and services activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement between the corporation and the fund's distributor and in accordance with Rule 12b-1 of the Investment Company Act.

BUYING AND SELLING FUND SHARES

Information about buying, selling and exchanging fund shares is contained in the fund's Prospectus and in Your Guide to American Century Services. The Prospectus and guide are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

The fund's net asset value (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange), usually at 4 p.m. Eastern time each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The Exchange typically observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although the fund expects the same holiday schedule to be observed in the future, the Exchange may modify its holiday schedule at any time.

The fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded or as of the close of the New York Stock Exchange, if that is earlier. That value is then converted to U.S. dollars at the prevailing foreign exchange rate. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the New York Stock Exchange is not open and on which the fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAXES

The fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions of the funds in the manner they were realized by the fund.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. The dividends from net income may quality for the 70% dividends received deduction for corporations to the extent that the fund held shares receiving the dividend for more than 45 days. Distributions from gains on assets held greater than 12 months are taxable as long-term gains regardless of the length of time you have held the shares. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain to you with respect to such shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect of investments by non-resident investors. The foreign taxes paid by a fund will reduce its dividends.

If more than 50% of the value of a fund's total assets at the end of each quarter of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for you to utilize the foreign tax credit, the mutual fund shares must have been held for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the fund holds its investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) to the IRS. Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

Redemption of shares of a fund (including redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

HOW FUND PERFORMANCE INFORMATION IS CALCULATED

The fund may quote performance in various ways. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return or yield.

All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions (if any) and any change in the fund's NAV during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

In addition to average annual total returns, the fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period, including periods other than one, five and 10 years. Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

As a new fund, performance information for the fund is not available as of the date of this Statement of Additional Information.

PERFORMANCE COMPARISONS

The fund's performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indexes of market performance. This may include comparisons with funds that, unlike the American Century funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to, U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated tax-free municipal securities (source:
Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indices of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The fund also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the fund.

PERMISSIBLE ADVERTISING INFORMATION

From time to time, the fund may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders:

(1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging)
(2) discussions of general economic trends
(3) presentations of statistical data to supplement such discussions
(4) descriptions of past or anticipated portfolio holdings for the fund
(5) descriptions of investment strategies for the fund
(6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the fund
(7) comparisons of investment products (including the fund) with relevant market or industry indices or other appropriate benchmarks
(8) discussions of fund rankings or ratings by recognized rating organizations; and
(9) testimonials describing the experience of persons that have invested in the fund. The fund may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the fund.

MULTIPLE CLASS PERFORMANCE ADVERTISING

Pursuant to the Multiple Class Plan, the fund may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the managers may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class' performance will be restated to reflect the expenses of the new class and for periods after the first full quarter after inception, actual performance of the new class will be used.

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS

As described in the Prospectus and in this SAI, the fund may invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions as noted in the Prospectuses. The following is a summary of the rating categories referenced in the prospectus.

Bond Ratings


S&P      Moody's  Description
AAA       Aaa     These are the highest ratings assigned by S&P and Moody's
                  to a debt obligation and indicates an extremely strong
                  capacity to pay interest and repay principal.
AA        Aa      Debt rated in this category is considered to have a very
                  strong capacity to pay interest and repay principal and
                  differs from AAA/Aaa issues only in a small degree.
A         A       Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the
                  adverse effects of changes in circumstances and economic
                  conditions than debt in higher-rated categories.
BBB       Baa     Debt rated BBB/Baa is regarded as having an adequate
                  capacity to pay interest and repay principal. Whereas it
                  normally exhibits adequate protection parameters, adverse
                  economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay
                  principal for debt in this category than in higher-rated
                  categories.
BB        Ba      Debt rated BB/Ba has less near-term vulnerability to
                  default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business,
                  financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The
                  BB rating category also is used for debt subordinated to
                  senior debt that is assigned an actual or implied BBB- rating.
B         B       Debt rated B has a greater vulnerability to default but
                  currently has the capacity to meet interest payments and
                  principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB/Ba or BB-/Ba3 rating.
CCC       Caa     Debt rated CCC/Caa has a currently identifiable
                  vulnerability to default and is dependent upon favorable
                  business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay
                  principal. The CCC/Caa rating category is also used for debt subordinated to senior debt that is assigned an actual or
                  implied B or B-/B3 rating.
CC        Ca      The rating CC/Ca typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC/Caa rating.
C         C       The rating C typically is applied to debt subordinated to
                  senior debt, which is assigned an actual or implied CCC-/Caa3 debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
CI        -       The rating CI is reserved for income bonds on which no
                  interest is being paid.
D         D       Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly, Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories. Fitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's.

Commercial Paper Ratings


S&P      Moody's  Description
A-1      Prime-1  This indicates that the degree of safety regarding timely
         (P-1)    payment is strong. Standard & Poor's rates those issues
                  determined to possess extremely strong safety characteristics as A-1+.
A-2      Prime-2  Capacity for timely payment on commercial paper is
         (P-2)    satisfactory, but the relative degree of safety is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriated, may be more affected by external conditions.
                  Ample alternate liquidity is maintained.

A-3      Prime-3  Satisfactory capacity for timely repayment. Issues that carry
         (P-3) this rating are somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.

Note Ratings


S&P      Moody's           Description
SP-1     MIG-1; VMIG-1     Notes are of the highest quality
                           enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

SP-2    MIG-2; VMIG-2      Notes are of high quality with margins
                           of protection ample, although not so large as in the preceding group.

SP-3    MIG-3; VMIG-3      Notes are of favorable quality with all
                           security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

SP-4    MIG-4; VMIG-4      Notes are of adequate quality carrying
                           specific risk but having protection and not distinctly or predominantly speculative.


MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS


Annual and Semiannual Reports
These contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. The annual and semiannual reports are incorporated by reference into this SAI. This means that these are legally part of this SAI.

 You can receive a free copy of the annual and semiannual reports, and ask questions about the fund and your accounts, by contacting American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through
o   an employer-sponsored retirement plan
o   a bank
o   a broker-dealer
o   an insurance company
o   another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the fund from the Security and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

o In person                SEC Public Reference Room
                           Washington, D.C.
                           Call 1-202-942-8090 for location and hours.
o On the Internet          o EDGAR database at www.sec.gov
                           o By email request at publicinfo@sec.gov
o By mail                    SEC Public Reference Section
                           Washington, D.C.
                           20549-0102

Investment Company Act File No. 811-6247




American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

www.americancentury.com

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business; Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533


SH-SAI-xxxxx  0004

American Century
--------------------------------------------------------------------------------

Prospectus


                                                                Technology Fund


                                                               [Effective Date]

                                                                 Investor Class


The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.






         Funds Distributor, Inc. and American Century Investment Services, Inc.,
                                                                    Distributors



Dear Investor,

Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the funds.

An Overview of the Fund - Learn about fund goals, strategies and risks, and who may or may not want to invest.

Fund Performance History - See how the fund performed from year to year.

Fees and Expenses - Find out about fund management fees and other expenses associated with investing.

Objectives, Strategies and Risks - Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the Fund section.

As you continue to read, the Management section will acquaint you with the fund management teams, and Investing with American Century gives an overview about how to invest and manage your account.

Share Price and Distributions, Taxes and Financial Highlights wrap up the Prospectus with important financial information you'll need to make an informed decision.

Naturally, you may have questions about investing after you read through the Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m. Central time. Give us a call at 1-800-345-2021.

                                      Sincerely,


                                      Mark Killen
                                      Senior Vice President
                                      American Century Investment Services, Inc.



Table of Contents


An Overview of the Fund....................................................X

Fund Performance History...................................................X

Fees and Expenses..........................................................X

Objectives, Strategies and Risks...........................................X

Management.................................................................X

Investing with American Century...........................................XX

Share Price and Distributions.............................................XX

Taxes.....................................................................XX

Multiple Class Information................................................XX

Financial Highlights......................................................XX



CALLOUTS

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in blue italics, look for its definition in the left margin.


This symbol highlights special information and helpful tips.



An Overview of the Fund

What is the fund's investment objective?

This fund seeks capital growth.

What is the fund's primary investment strategies and principal risks?

The fund managers look for stocks of growing U.S. and foreign companies that the fund managers believe will benefit significantly from advances or improvements in technology. If the fund managers are unable to find such securities, a significant portion of thte fund's assets may be in cash or similar securities. The investment strategy of this fund is based on the belief that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value over time. A more detailed description of American Century's growth investment style and the fun's investment strategies and risks begins on [page x].

The fund's principal risks include

o Market Risk - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o Price Volatility - The value of a fund's shares may fluctuate significantly in the short term.

o Concentration - The fund will focus on the technology and telecommunications industries and related industry groups. Because of this, companies in the fund's portfolio may react similarly to market developments. As a result, the fund's net asset values may be more volatile than those of less concentrated funds.

o Principal Loss - As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

o Foreign Risk - The fund may invest in foreign securities, which can be riskier than investing in U.S. stocks.

Who may want to invest in the fund?

The fund may be a good investment if you are

o   seeking long-term capital growth potential from your investment

o seeking diversification of your investment portfolio through investment in technology related securities

o comfortable with the risks associated with investing in U.S. and foreign technology related securities

o   comfortable with the fund's short-term price volatility

 o investing through an IRA or other tax-advantaged retirement plan

Who may not want to invest in the fund?

The fund may not be a good investment if you are

o   seeking current income from your investment

o   investing for a short period of time

o   uncomfortable with the risks associated with this fund

o   uncomfortable with short-term volatility in the value of your investment

CALLOUT

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


Fund Performance History

As a new fund, it has no performance history as of the date of this Prospectus.


CALLOUT

For current performance information, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.


Fees and Expenses


There are no sales loads, fees or other charges
o   to buy fund shares directly from American Century
o   to reinvest dividends in additional shares
o   to exchange into the Investor Class shares of other American Century funds
o   to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the funds.

Annual Operating Expenses (expenses that are deducted from fund assets)

                                      Management          Distribution and      Other          Total Annual Fund
                                      Fee(1)              Service (12b-1) Fees  Expenses(2)    Operating Expenses


Technology Fund                       x.xx%               None                  0.00%          x.xx%


(1) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

(2) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, are expected to be less than 0.005% for the current fiscal year.



Example
The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Assuming you . . .

o        invest $10,000 in the fund
o        redeem all of your shares at the end of the periods shown below
o        earn a 5% return each year
o        incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                                            1 year                     3 years
Technology Fund                              $xxx                       $xxx

CALLOUT

Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.


Objectives, Strategies and Risks

Technology Fund

What is the fund's investment objective?

This fund seeks capital growth.


How does the fund pursue its investment objective?

The fund managers look for stocks of growing technology related companies. To achieve its objective, the fund invests primarily in companies that the fund managers believe have or will develop products, processes or services that will provide significant technological advancements or improvements, and companies that the fund managers believe rely extensively on technology in connection with their operations or services. The fund may invest in U.S. or foreign companies of any size.

Sometimes a company will engage in multiple lines of business. We will generally consider a company to be a technology company if
o at least 50% of its gross income or net assets come from activities in the sector;
o at least 50% of its assets are devoted to producing revenues from the sector; or
o based on other information we obtain, we determine that its primary business should be categorized within the sector.

The fund managers look for stocks of companies they believe will increase in value over time, using a growth investment strategy. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks for the fund. That means they first look for strong, growing companies to invest in, rather than simply buying any company in a growing industry or sector. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the compa1nies' earnings and revenues. This information is used to help the fund managers select and hold stocks of companies they believe will be able to sustain accelerating growth and to sell stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the fund managers review and may invest in companies that experience a change in their business that will stimulate future revenue and earnings acceleration and lead to positive investor perception. The change typically is the result of key events including: entry into a new market, a new product, patent or license. The fund managers also believe that it can benefit by diversifying the fund's holdings across different countries and geographical regions. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, or if they are unable to find securities that meet the fund's requirements, the fund may invest a portion of its assets in convertible debt securities, short-term securities, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

CALLOUT

Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.


What kinds of securities does the fund buy?

The fund will generally purchase equity securities of both U.S. and foreign companies. The fund can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity-equivalent securities, non-leveraged futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

What are the principal risks of investing in the fund?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund will focus its investments among companies in the technology sector. Because those investments are concentrated in a comparatively narrow segment of the total market, the fund's investments are not as diversified as many other mutual funds. Because of this, companies in the fund's portfolio may react similarly to market developments, such as government regulation, subsidies, or technological advancements. This means that the fund's net asset values may be more volatile than those of less concentrated funds. As a result, the value of an investment in the fund may rise or fall rapidly.

In addition, the fund is nondiversified. This means that the fund's managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the fund were diversified. Although the fund's managers expect it will ordinarily invest in enough securities to qualify as a diversified fund, its nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

Many faster-growing technology companies have limited operating histories. Continuing technological advances may mean rapid obsolescence of key products and services. These business uncertainties may increase the volatility of the prices for these companies' securities.

In addition to publicly traded securities, the fund may invest up to 15% in privately placed securities. These securities may be considered illiquid if they cannot be sold in seven days at approximately the price the fund is valuing them. Privately placed securities are valued by the manager following procedures established by the fund's Board of Directors.

The fund managers may buy a large amount of a company's stock quickly, and may dispose of it quickly if it no longer meets their investment criteria. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of portfolio turnover and share price volatility. This portfolio turnover and share price volatility can be greater than that of the average stock fund. Higher portfolio turnover leads to higher brokerage costs, which are borne by the fund.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the style used by the fund's management team, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

The fund may invest in companies regardless of size, which means it may invest in smaller U.S. and foreign companies. Investing in smaller companies generally presents unique risks. Smaller companies may have limited resources, trade less frequently and have less publicly available information. They also may be more sensitive to changing political and economic conditions. These factors may cause investments in smaller companies to experience more price volatility.

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. stocks. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information about a company; less developed trading markets and regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States.

In addition, foreign securities are subject to currency risk, meaning that because the fund's investments are generally held in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

In summary, investing in this fund is intended for investors who find investing in a global, all cap, technology sector fund an appropriate investment and who are willing to accept the increased risk associated with a fund's investment strategy.

These and other risks of investing in the fund are described in the fund's Statement of Additional Information.

Management

Who manages the fund?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

The Board of Directors

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund, the advisor receives a unified management fee based on a percentage of the average net assets of each class of shares of the fund. The amount of the management fee for a fund is calculated on a class-by-class basis daily and paid monthly. Technology will pay the advisor a unified management fee for the Investor Class of shares of x.xx% of the first $xxx million of average net assets, x.xx% of the next $xxx million of average net assets and x.xx% of the average net assets over $xxx billion.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.


The Fund Management Team

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the funds' investment objective and strategy.

The portfolio manager on the investment team is identified below:

James E. Stowers III

Mr. Stowers, Chief Executive Officer and Portfolio Manager, has been a member of the team that manages Technology since its inception. He also is the Chief Investment Officer-U.S. Growth Equities and as such oversees the investment discipline used by the fund and seven other growth funds. He joined American Century in 1981. He has a bachelor's degree in finance from Arizona State University.

CALLOUT

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.

Fundamental Investment Policies

Fundamental investment policies contained in the Statement of Additional Information and the investment objectives of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.



Investing with American Century

Services Automatically Available to You

You automatically will have access to the services listed below when you open your account. If you do not want these services, see Conducting Business in Writing below.

Conducting Business in Writing

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.

Ways to Manage Your Account
-------------------------------------------------------------------------------------------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------

By telephone                       Open an account                               Make additional investments
Investor Relations                 If you are a current investor, you can open   Call or use our Automated Information Line if
1-800-345-2021                     an account by exchanging shares from another  you have authorized us to invest from your
                                   American Century account.                     bank account.

Business, Not-For-Profit           Exchange shares                               Sell shares
and Employer-Sponsored             Call or use our Automated Information Line    Call a Service Representative.
Retirement Plans                   if you have authorized us to accept
1-800-345-3533                     telephone instructions.

Automated Information Line
1-800-345-8765
---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
Online                             Open an account                                Make additional investments
www.americancentury.com            If you are a current investor, you can open    Make an additional investment into an
                                   an account by exchanging shares from another   established American Century account if you
                                   American Century account.                      have authorized us to invest from your bank
                                                                                  account.
                                   Exchange shares
                                   Exchange shares from another American          Sell shares
                                   Century account.                               Not available.
---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------
By mail or fax                     Open an account                                Make additional investments
P.O. Box 419200                    Send a signed, completed application and       Send your check or money order for at least
Kansas City, MO 64141-6200         check or money order payable to American       $50 with an investment slip or $250 without
                                   Century Investments.                           an investment slip. If you don't have an
Fax                                                                               investment slip, include your name, address
816-340-7962                       Exchange shares                                and account number on your check or money
                                   Send written instructions to exchange your     order.
                                   shares from one American Century account to
                                   another.                                       Sell shares
                                                                                  Send written instructions or a redemption form
                                                                                  to sell shares. Call a Service Representative
                                                                                  to request a form.
---------------------------------- ---------------------------------------------- -----------------------------------------------
---------------------------------- ---------------------------------------------- -----------------------------------------------


A Note about Mailings to Shareholders

To reduce expenses and demonstrate respect for our environment, we will deliver a single copy of most financial reports and prospectuses to investors who share an address, even if the accounts are registered under different names. If you would like to receive separate mailings, please call us and we will begin individual delivery within 30 days. If you'd like to reduce mailbox clutter even more, visit www.americancentury.com and sign up to receive these documents by email. In most cases, we also will deliver account statements for all the investors in a household in a single envelope.


Your Guide to Services and Policies

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the funds and the transfer agent.


-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------ -----------------------------------------------
Automatically                    Open an account                                  Make additional investments
                                 Not available.                                   With the automatic investment privilege, you
                                                                                  can purchase shares on a regular basis. You
                                 Exchange shares                                  must invest at least $600 per year per
                                 Send written instructions to set up an           account.
                                 automatic exchange of your shares from one
                                 American Century account to another.             Sell shares
                                                                                  If you have at least $10,000 in your account,
                                                                                  you may sell shares automatically by
                                                                                  establishing Check-A-Month or Automatic
                                                                                  Redemption plans.

-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------ -----------------------------------------------
By wire                          Open an account                                  Make additional investments
                                 Call to set up your account or mail a            Follow the wire instructions.
                                 completed application to the address provided
                                 in the "By mail" section. Give your bank the     Sell shares
                                 following information to wire money.             You can receive redemption proceeds by wire
                                 Our bank information:                            or electronic transfer.
Please remember if you request            Commerce Bank N.A.
redemptions by wire, $10 will             Routing No. 101000019
be deducted from the amount               Account No. 2804918
redeemed. Your bank also may     The fund name
charge a fee.                    Your American Century account number*            Exchange shares
                                 Your name                                        Not available.
                                 The contribution year (for IRAs only)

                                 *For additional investments only

-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------
In person                        If you prefer to handle your
                                 transactions in person, visit one of our
                                 Investor Centers and a representative can help
                                 you open an account, make additional
                                 investments, and sell or exchange shares.

                                 4500 Main St.                                        4917 Town Center Drive
                                 Kansas City, Missouri                                Leawood, Kansas
                                 8 a.m. to 5:30 p.m., Monday - Friday                 8 a.m. to 6 p.m., Monday - Friday
                                                                                      8 a.m. to noon, Saturday

                                 1665 Charleston Road                                 9445 East County Line Road, Suite A
                                 Mountain View, California                            Englewood, Colorado
                                 8 a.m. to 5 p.m., Monday - Friday                    8 a.m. to 6 p.m., Monday - Friday
                                                                                      8 a.m. to noon, Saturday

-------------------------------- ------------------------------------------------------------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------


Minimum Initial Investment Amounts

To open an account, the minimum investments are:            Technology

Individual or Joint                                         $2,500
Traditional IRA                                             $1,000
Roth IRA                                                    $1,000
Education IRA                                               $500
UGMA/UTMA                                                   $1,000
403(b)                                                      $1,000(1)
Qualified Retirement Plans                                  $2,500(2)



1 For each fund you select, American Century will waive the fund minimum if you make a contribution of at least $50 a month. If your contribution is less than $50, you may make only one fund choice.

2 The minimum investment requirements may be different for some types of retirement plans.

Redemption of Shares in Low-Balance Accounts

If your redemption activity causes your account balance to fall below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. The fund reserves the right to suspend the offering of shares for a period of time, and it reserves the right to reject any specific purchase order (including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

Abusive Trading Practices

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.


Investing through Financial Intermediaries

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

|X| minimum investment requirements
|X| exchange policies
|X| fund choices
|X| cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund shares transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the fund.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized these intermediaries to accept orders on the fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on the fund's behalf.

CALLOUT

Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.


Share Price and Distributions

Share Price

American Century determines the net asset value (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities. The fund generally pays distributions from net income, if any, once a year in December. Distributions from realized capital gains are paid twice a year, usually in March and December. A fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

CALLOUT

The net asset value, or NAV, of a fund is the price of the fund's shares.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.


Taxes

The tax consequences of owning shares of the fund will vary depending on whether you own it through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a professional tax advisor.


Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and your sales of fund shares may cause you to be taxed on your investment.

If you invest through a taxable account, you may be able to claim a foreign tax credit for any foreign income taxes paid by the funds. In order to qualify for this tax credit, certain requirements must be satisfied. Please consult the Statement of Additional Information for a more complete discussion of the tax consequences of owning shares of the funds.


Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution          Tax Rate for 15% Bracket      Tax Rate for 28%
                                                            Bracket or Above

Short-term capital gains      Ordinary income rate          Ordinary income rate
Long-term capital gains       10%                           20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.


Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31% withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

CALLOUT

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.


Multiple Class Information

American Century offers three classes of the fund: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred charges, commissions, or 12b-1 fees.

American Century offers the other classes of shares primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies. The other classes have different fees, expenses and/or minimum investment requirements from the Investor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 for Advisor or Institutional Class shares. You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.


More information about the fund is contained in these documents

Annual and Semiannual Reports
These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)
The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location and hours.

On the Internet            oEDGAR database at www.sec.gov
                           oBy email request at publicinfo@sec.gov

By mail                    SEC Public Reference Section
                           Washington, D.C. 20549-0102


Investment Company Act File No. 811-6247



                          American Century Investments
                                 P.O. Box 419200
                        Kansas City, Missouri 64141-6200

                         1-800-345-2021 or 816-531-5575

0004
SH-PRS-xxxxx

AMERICAN CENTURY
-------------------------------------------------------------------------------

PROSPECTUS


                                                               Technology Fund


                                                               [Effective Date]

                                                                 ADVISOR CLASS


The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.






                         Funds Distributor, Inc. and American Century Investment
                                                    Services, Inc., Distributors



Dear Investor,

Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the funds.

An Overview of the Fund - Learn about fund goals, strategies and risks, and who may or may not want to invest.

Fund Performance History - See how the fund performed from year to year.

Fees and Expenses - Find out about fund management fees and other expenses associated with investing.

Objectives, Strategies and Risks - Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the Fund section.

As you continue to read, the Management section will acquaint you with the fund management teams, and Investing with American Century gives an overview about how to invest and manage your account.

Share Price and Distributions, Taxes and Financial Highlights wrap up the Prospectus with important financial information you'll need to make an informed decision.

Naturally, you may have questions about investing after you read through the Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m. Central time. Give us a call at 1-800-345-2021.

                                Sincerely,


                                Mark Killen
                                Senior Vice President
                                American Century Investment Services, Inc.




Table of Contents


An Overview of the Fund...................................................X

Fund Performance History..................................................X

Fees and Expenses.........................................................X

Objectives, Strategies and Risks..........................................X

Management................................................................X

Investing with American Century..........................................XX

Share Price and Distributions............................................XX

Taxes....................................................................XX

Multiple Class Information...............................................XX

Financial Highlights.....................................................XX



CALLOUTS

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.


This symbol highlights special information and helpful tips.





An Overview of the Fund

What is the fund's investment objective?

This fund seeks capital growth.

What is the fund's primary investment strategies and principal risks?

The fund managers look for stocks of growing U.S. and foreign companies that the fund managers believe will benefit significantly from advances or improvements in technology. If the fund managers are unable to find such securities, a significant portion of thte fund's assets may be in cash or similar securities. The investment strategy of this fund is based on the belief that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value over time. A more detailed description of American Century's growth investment style and the fun's investment strategies and risks begins on [page x].

The fund's principal risks include

o Market Risk - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o Price Volatility - The value of a fund's shares may fluctuate significantly in the short term.

o Concentration - The fund will focus on the technology and telecommunications industries and related industry groups. Because of this, companies in the fund's portfolio may react similarly to market developments. As a result, the fund's net asset values may be more volatile than those of less concentrated funds.

o Principal Loss - As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

o Foreign Risk - The fund may invest in foreign securities, which can be riskier than investing in U.S. stocks.

Who may want to invest in the fund?

The fund may be a good investment if you are

o   seeking long-term capital growth potential from your investment

o seeking diversification of your investment portfolio through investment in technology related securities

o comfortable with the risks associated with investing in U.S. and foreign technology related securities

o   comfortable with the fund's short-term price volatility

o   investing through an IRA or other tax-advantaged retirement plan

Who may not want to invest in the fund?

The fund may not be a good investment if you are

o   seeking current income from your investment

o   investing for a short period of time

o   uncomfortable with the risks associated with this fund

o   uncomfortable with short-term volatility in the value of your investment

CALLOUT

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


Fund Performance History

As a new fund, it has no performance history as of the date of this Prospectus.

CALLOUT

For current performance information, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.

Fees and Expenses

There are no sales loads, fees or other charges

o   to buy fund shares directly from American Century

o   to reinvest dividends in additional shares

o   to exchange into the Advisor Class shares of other American Century funds

o   to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the funds.

Annual Operating Expenses (expenses that are deducted from fund assets)

                                      Management          Distribution and          Other          Total Annual Fund
                                      Fee(1)              Service (12b-1) Fees(2)   Expenses(3)    Operating Expenses


Technolgy Fund                        x.xx%               0.50%                     0.00%          x.xx%

(1) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

(2) The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compenstate them for distribution and other shareholder services. For more information, see Service and Distribution Fees, page xx.

(3) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, are expected to be less than 0.005% for the current fiscal year.



Example

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Assuming you . . .

o        invest $10,000 in the fund
o        redeem all of your shares at the end of the periods shown below
o        earn a 5% return each year
o        incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                                            1 year                     3 years
Technology Fund                              $xxx                       $xxx

CALLOUT

Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.


Objectives, Strategies and Risks

Technology Fund


What is the fund's investment objective?

This fund seeks capital growth.


How does the fund pursue its investment objective?

The fund managers look for stocks of growing technology related companies. To achieve its objective, the fund invests primarily in companies that the fund managers believe have or will develop products, processes or services that will provide significant technological advancements or improvements, and companies that the fund managers believe rely extensively on technology in connection with their operations or services. The fund may invest in U.S. or foreign companies of any size.

Sometimes a company will engage in multiple lines of business. We will generally consider a company to be a technology company if
o at least 50% of its gross income or net assets come from activities in the sector;
o at least 50% of its assets are devoted to producing revenues from the sector; or
o based on other information we obtain, we determine that its primary business should be categorized within the sector.

The fund managers look for stocks of companies they believe will increase in value over time, using a growth investment strategy. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks for the fund. That means they first look for strong, growing companies to invest in, rather than simply buying any company in a growing industry or sector. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the compa1nies' earnings and revenues. This information is used to help the fund managers select and hold stocks of companies they believe will be able to sustain accelerating growth and to sell stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the fund managers review and may invest in companies that experience a change in their business that will stimulate future revenue and earnings acceleration and lead to positive investor perception. The change typically is the result of key events including: entry into a new market, a new product, patent or license. The fund managers also believe that it can benefit by diversifying the fund's holdings across different countries and geographical regions. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, or if they are unable to find securities that meet the fund's requirements, the fund may invest a portion of its assets in convertible debt securities, short-term securities, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

CALLOUT

Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.


What kinds of securities does the fund buy?

The fund will generally purchase equity securities of both U.S. and foreign companies. The fund can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity-equivalent securities, non-leveraged futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

What are the principal risks of investing in the fund?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund will focus its investments among companies in the technology sector. Because those investments are concentrated in a comparatively narrow segment of the total market, the fund's investments are not as diversified as many other mutual funds. Because of this, companies in the fund's portfolio may react similarly to market developments, such as government regulation, subsidies, or technological advancements. This means that the fund's net asset values may be more volatile than those of less concentrated funds. As a result, the value of an investment in the fund may rise or fall rapidly.

In addition, the fund is nondiversified. This means that the fund's managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the fund were diversified. Although the fund's managers expect it will ordinarily invest in enough securities to qualify as a diversified fund, its nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

Many faster-growing technology companies have limited operating histories. Continuing technological advances may mean rapid obsolescence of key products and services. These business uncertainties may increase the volatility of the prices for these companies' securities.

In addition to publicly traded securities, the fund may invest up to 15% in privately placed securities. These securities may be considered illiquid if they cannot be sold in seven days at approximately the price the fund is valuing them. Privately placed securities are valued by the manager following procedures established by the fund's Board of Directors.


The fund managers may buy a large amount of a company's stock quickly, and may dispose of it quickly if it no longer meets their investment criteria. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of portfolio turnover and share price volatility. This portfolio turnover and share price volatility can be greater than that of the average stock fund. Higher portfolio turnover leads to higher brokerage costs, which are borne by the fund.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the style used by the fund's management team, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

The fund may invest in companies regardless of size, which means it may invest in smaller U.S. and foreign companies. Investing in smaller companies generally presents unique risks. Smaller companies may have limited resources, trade less frequently and have less publicly available information. They also may be more sensitive to changing political and economic conditions. These factors may cause investments in smaller companies to experience more price volatility.

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. stocks. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information about a company; less developed trading markets and regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States.

In addition, foreign securities are subject to currency risk, meaning that because the fund's investments are generally held in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

In summary, investing in this fund is intended for investors who find investing in a global, all cap, technology sector fund an appropriate investment and who are willing to accept the increased risk associated with a fund's investment strategy.

These and other risks of investing in the fund are described in the fund's Statement of Additional Information.


Management

Who manages the fund?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.


The Board of Directors

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.


The Investment Advisor

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund, the advisor receives a unified management fee based on a percentage of the average net assets of each class of shares of the fund. The amount of the management fee for a fund is calculated on a class-by-class basis daily and paid monthly. Technology will pay the advisor a unified management fee for the Advisor Class of shares of x.xx% of the first $xxx million of average net assets, x.xx% of the next $xxx million of average net assets and x.xx% of the average net assets over $xxx billion.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses.


The Fund Management Team

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the funds' investment objective and strategy.

The portfolio manager on the investment team identified below:

James E. Stowers III

Mr. Stowers, Chief Executive Officer and Portfolio Manager, has been a member of the team that manages Technology since its inception. He also is the Chief Investment Officer-U.S. Growth Equities and as such oversees the investment discipline used by the fund and seven other growth funds. He joined American Century in 1981. He has a bachelor's degree in finance from Arizona State University.

CALLOUT

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.


Fundamental Investment Policies

Fundamental investment policies contained in the Statement of Additional Information and the investment objectives of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.


Investing with American Century


Eligibility for Advisor Class Shares

The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies, and other financial intermediaries that provide various administrative and distribution services.

Investing through Financial Intermediaries

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

|X| minimum investment requirements
|X| exchange policies
|X| fund choices
|X| cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund shares transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the fund.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized these intermediaries to accept orders on the fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on the fund's behalf.

CALLOUT

Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.


Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. The fund reserves the right to suspend the offering of shares for a period of time, and it reserves the right to reject any specific purchase order (including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

Abusive Trading Practices

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.


Share Price and Distributions


Share Price

American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities. The fund generally pays distributions from net income, if any, once a year in December. Distributions from realized capital gains are paid twice a year, usually in March and December. A fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

CALLOUT

The NET ASSET VALUE, or NAV, of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.



Taxes


The tax consequences of owning shares of the fund will vary depending on whether you own it through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and your sales of fund shares may cause you to be taxed on your investment.

If you invest through a taxable account, you may be able to claim a foreign tax credit for any foreign income taxes paid by the funds. In order to qualify for this tax credit, certain requirements must be satisfied. Please consult the Statement of Additional Information for a more complete discussion of the tax consequences of owning shares of the funds.


Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:

Type of Distribution          Tax Rate for 15% Bracket         Tax Rate for 28%
                                                               Bracket or Above

Short-term capital gains      Ordinary income rate          Ordinary income rate
Long-term capital gains             10%                                20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.


Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31% withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

CALLOUT

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

Multiple Class Information

American Century offers three classes of the fund: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Advisor Class shares and have no up-front or deferred charges, commissions, or 12b-1 fees.

American Century offers the other classes of shares primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies. The other classes have different fees, expenses and/or minimum investment requirements from the Advisor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 for Advisor or Institutional Class shares. You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Advisor Class of the same fund.

Service and Distribution Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund's Advisor Class shares have a 12b-1 Plan. Under the Plan, the fund's Advisor Class pays an annual fee of 0.50% of Advisor Class average net assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the fund, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make such shares available. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see Multiple Class Structure - Master Distribution and Shareholder Services Plan in the Statement of Additional Information.


More information about the fund is contained in these documents

Annual and Semiannual Reports
These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)
The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location and hours.

On the Internet            oEDGAR database at www.sec.gov
                           oBy email request at publicinfo@sec.gov

By mail                    SEC Public Reference Section
                           Washington, D.C. 20549-0102


Investment Company Act File No. 811-6247



                          American Century Investments
                                 P.O. Box 419200
                        Kansas City, Missouri 64141-6200

                         1-800-345-2021 or 816-531-5575

0004
SH-PRS-xxxxx

AMERICAN CENTURY
------------------------------------------------------------------------------

PROSPECTUS

                                                            Technology Fund
                                                            [Effective Date]
                                                            INSTITUTIONAL CLASS


The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.






                                                     Funds Distributor, Inc. and
                        American Century Investment Services, Inc., Distributors



Dear Investor,

Planning and maintaining your investment portfolio is a big job. However, an easy-to-understand Prospectus can make your work a lot less daunting. We hope you'll find this Prospectus easy to understand, and more importantly, that it gives you confidence in the investment decisions you have made or are soon to make.

As you begin to read through this Prospectus, take a look at the table of contents to understand how it is organized. The first four sections take a close-up look at the funds.

An Overview of the Fund - Learn about fund goals, strategies and risks, and who may or may not want to invest.

Fund Performance History - See how the fund performed from year to year.

Fees and Expenses - Find out about fund management fees and other expenses associated with investing.

Objectives, Strategies and Risks - Take a more detailed look at the principal investment objectives, strategies and risks presented in the Overview of the Fund section.

As you continue to read, the Management section will acquaint you with the fund management teams, and Investing with American Century gives an overview about how to invest and manage your account.

Share Price and Distributions, Taxes and Financial Highlights wrap up the Prospectus with important financial information you'll need to make an informed decision.

Naturally, you may have questions about investing after you read through the Prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions. Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m. Central time. Give us a call at 1-800-345-2021.

                                      Sincerely,


                                      Mark Killen
                                      Senior Vice President
                                      American Century Investment Services, Inc.


Table of Contents


An Overview of the Fund.............................................X

Fund Performance History............................................X

Fees and Expenses...................................................X

Objectives, Strategies and Risks....................................X

Management..........................................................X

Investing with American Century....................................XX

Share Price and Distributions......................................XX

Taxes..............................................................XX

Multiple Class Information.........................................XX

Financial Highlights...............................................XX



CALLOUTS

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in BLUE ITALICS, look for its definition in the left margin.


This symbol highlights special information and helpful tips.


An Overview of the Fund

What is the fund's investment objective?

This fund seeks capital growth.

What is the fund's primary investment strategies and principal risks?

The fund managers look for stocks of growing U.S. and foreign companies that the fund managers believe will benefit significantly from advances or improvements in technology. If the fund managers are unable to find such securities, a significant portion of thte fund's assets may be in cash or similar securities. The investment strategy of this fund is based on the belief that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value over time. A more detailed description of American Century's growth investment style and the fun's investment strategies and risks begins on [page x].

The fund's principal risks include

o Market Risk - The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

o Price Volatility - The value of a fund's shares may fluctuate significantly in the short term.

o Concentration - The fund will focus on the technology and telecommunications industries and related industry groups. Because of this, companies in the fund's portfolio may react similarly to market developments. As a result, the fund's net asset values may be more volatile than those of less concentrated funds.

o Principal Loss - As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

o Foreign Risk - The fund may invest in foreign securities, which can be riskier than investing in U.S. stocks.

Who may want to invest in the fund?

The fund may be a good investment if you are

o   seeking long-term capital growth potential from your investment

o seeking diversification of your investment portfolio through investment in technology related securities

o comfortable with the risks associated with investing in U.S. and foreign technology related securities

o   comfortable with the fund's short-term price volatility

o   investing through an IRA or other tax-advantaged retirement plan

Who may not want to invest in the fund?

The fund may not be a good investment if you are

o   seeking current income from your investment

o   investing for a short period of time

o   uncomfortable with the risks associated with this fund

o   uncomfortable with short-term volatility in the value of your investment

CALLOUT

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


Fund Performance History


As a new fund, it has no performance history as of the date of this Prospectus.


CALLOUT

For current performance information, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.


Fees and Expenses


There are no sales loads, fees or other charges

o   to buy fund shares directly from American Century

o   to reinvest dividends in additional shares

o to exchange into the Institutional Class shares of other American Century funds

o   to redeem your shares

The following table describes the fees and expenses you will pay if you buy and hold shares of the funds.

Annual Operating Expenses (expenses that are deducted from fund assets)


                                      Management          Distribution and      Other          Total Annual Fund
                                      Fee(1)              Service (12b-1) Fees  Expenses(2)    Operating Expenses



Technology Fund                       x.xx%               None                  0.00%          x.xx%



(1) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

(2) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, are expected to be less than 0.005% for the current fiscal year.



Example

The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. Assuming you . . .

o        invest $10,000 in the fund
o        redeem all of your shares at the end of the periods shown below
o        earn a 5% return each year
o        incur the same operating expenses as shown above

 . . . your cost of investing in the fund would be:

                                            1 year                     3 years
Technology Fund                              $xxx                       $xxx

CALLOUT

Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.


Objectives, Strategies and Risks

Technology Fund

What is the fund's investment objective?

This fund seeks capital growth.


How does the fund pursue its investment objective?

The fund managers look for stocks of growing technology related companies. To achieve its objective, the fund invests primarily in companies that the fund managers believe have or will develop products, processes or services that will provide significant technological advancements or improvements, and companies that the fund managers believe rely extensively on technology in connection with their operations or services. The fund may invest in U.S. or foreign companies of any size.

Sometimes a company will engage in multiple lines of business. We will generally consider a company to be a technology company if
o at least 50% of its gross income or net assets come from activities in the sector;
o at least 50% of its assets are devoted to producing revenues from the sector; or
o based on other information we obtain, we determine that its primary business should be categorized within the sector.

The fund managers look for stocks of companies they believe will increase in value over time, using a growth investment strategy. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks for the fund. That means they first look for strong, growing companies to invest in, rather than simply buying any company in a growing industry or sector. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the compa1nies' earnings and revenues. This information is used to help the fund managers select and hold stocks of companies they believe will be able to sustain accelerating growth and to sell stocks of companies whose growth begins to slow down.

In addition to locating strong companies with earnings and revenue growth, the fund managers review and may invest in companies that experience a change in their business that will stimulate future revenue and earnings acceleration and lead to positive investor perception. The change typically is the result of key events including: entry into a new market, a new product, patent or license. The fund managers also believe that it can benefit by diversifying the fund's holdings across different countries and geographical regions. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe it is prudent, or if they are unable to find securities that meet the fund's requirements, the fund may invest a portion of its assets in convertible debt securities, short-term securities, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

CALLOUT

Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.


What kinds of securities does the fund buy?

The fund will generally purchase equity securities of both U.S. and foreign companies. The fund can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity-equivalent securities, non-leveraged futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

What are the principal risks of investing in the fund?

The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund will focus its investments among companies in the technology sector. Because those investments are concentrated in a comparatively narrow segment of the total market, the fund's investments are not as diversified as many other mutual funds. Because of this, companies in the fund's portfolio may react similarly to market developments, such as government regulation, subsidies, or technological advancements. This means that the fund's net asset values may be more volatile than those of less concentrated funds. As a result, the value of an investment in the fund may rise or fall rapidly.

In addition, the fund is nondiversified. This means that the fund's managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the fund were diversified. Although the fund's managers expect it will ordinarily invest in enough securities to qualify as a diversified fund, its nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

Many faster-growing technology companies have limited operating histories. Continuing technological advances may mean rapid obsolescence of key products and services. These business uncertainties may increase the volatility of the prices for these companies' securities.

In addition to publicly traded securities, the fund may invest up to 15% in privately placed securities. These securities may be considered illiquid if they cannot be sold in seven days at approximately the price the fund is valuing them. Privately placed securities are valued by the manager following procedures established by the fund's Board of Directors.

The fund managers may buy a large amount of a company's stock quickly, and may dispose of it quickly if it no longer meets their investment criteria. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of portfolio turnover and share price volatility. This portfolio turnover and share price volatility can be greater than that of the average stock fund. Higher portfolio turnover leads to higher brokerage costs, which are borne by the fund.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the style used by the fund's management team, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

As with all funds, your shares may be worth more or less at any given time than the price you paid for them. If you sell your shares when the value is less than the price you paid, you will lose money.

The fund may invest in companies regardless of size, which means it may invest in smaller U.S. and foreign companies. Investing in smaller companies generally presents unique risks. Smaller companies may have limited resources, trade less frequently and have less publicly available information. They also may be more sensitive to changing political and economic conditions. These factors may cause investments in smaller companies to experience more price volatility.

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. stocks. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information about a company; less developed trading markets and regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States.

In addition, foreign securities are subject to currency risk, meaning that because the fund's investments are generally held in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

In summary, investing in this fund is intended for investors who find investing in a global, all cap, technology sector fund an appropriate investment and who are willing to accept the increased risk associated with a fund's investment strategy.

These and other risks of investing in the fund are described in the fund's Statement of Additional Information.


Management


Who manages the fund?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.


The Board of Directors
The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.


The Investment Advisor

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provided to the fund, the advisor receives a unified management fee based on a percentage of the average net assets of each class of shares of the fund. The amount of the management fee for a fund is calculated on a class-by-class basis daily and paid monthly. Technology will pay the advisor a unified management fee for the Institutional Class of shares of x.xx% of the first $xxx million of average net assets, x.xx% of the next $xxx million of average net assets and x.xx% of the average net assets over $xxx billion.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the fund's advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.


The Fund Management Team

The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the funds' investment objective and strategy.

The portfolio manager on the investment team is identified below:

James E. Stowers III

Mr. Stowers, Chief Executive Officer and Portfolio Manager, has been a member of the team that manages Technology since its inception. He also is the Chief Investment Officer-U.S. Growth Equities and as such oversees the investment discipline used by the fund and seven other growth funds. He joined American Century in 1981. He has a bachelor's degree in finance from Arizona State University.

CALLOUT

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.


Fundamental Investment Policies

Fundamental investment policies contained in the Statement of Additional Information and the investment objectives of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.



Investing with American Century

Eligibility for Institutional Class Shares

The Institutional Class shares are made available for purchase by large institutional shareholders, such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund's minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

Minimum Initial Investment Amounts

The minimum investment is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermeidary, the minimum investment requirement may be met by aggregating the investments of various clients of your financial intermediary. The minimum investment requirement may be waived if you or your financial intermediary, if applicable, has an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations). In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain additional requirements, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

Redemption of Shares in Low-Balance Accounts

If your balance or the balance of your financial intermediary, if applicable, falls below the minimum investment requirements due to redemptions or exchanges, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified managemnet fee that is 0.20% higher than the Institutional Class.

Services Automatically Available to You

You automatically will have access to the services listed below when you open your account. If you do not want these services, see Conducting Business in Writing below.

Conducting Business in Writing

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.

Ways to Manage Your Account
-------------------------------------------------------------------------------------------------------------------------------
----------------------------------- --------------------------------------------- -----------------------------------------------
By telephone                        Open an account                               Make additional investments
Service Representative              If you are a current investor, you can open   Call if you have authorized us to invest from
1-800-345-3533                      an account by exchanging shares from          your bank account.
                                    another American Century account.
                                                                                  Sell shares
                                    Exchange shares                               Call a Service Representative.
                                    Call or use our Automated Information Line
                                    if you have authorized us to accept
                                    telephone instructions.
----------------------------------- --------------------------------------------- -----------------------------------------------
----------------------------------- --------------------------------------------- -----------------------------------------------
By mail or fax                      Open an account                               Make additional investments
P.O. Box 419385                     Send a signed, completed application and      Send your check or money order for at least
Kansas City, MO 64141-6385          check or money order payable to American      $50 with an investment slip or $250 without
                                    Century Investments.                          an investment slip. If you don't have an
Fax                                                                               investment slip, include your name, address
816-340-4655                        Exchange shares                               and account number on your check or money
                                    Send written instructions to exchange your    order.
                                    shares from one American Century account to
                                    another.                                      Sell shares
                                                                                  Send written instructions or a redemption
                                                                                  form to sell shares. Call a Service Representative
                                                                                  to request a form.
----------------------------------- --------------------------------------------- -----------------------------------------------
----------------------------------- --------------------------------------------- -----------------------------------------------

-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------ -----------------------------------------------
Automatically                    Open an account                                  Make additional investments
                                 Not available.                                   With the automatic investment privilege, you
                                                                                  can purchase shares on a regular basis. You
                                 Exchange shares                                  must invest at least $600 per year per
                                 Send written instructions to set up an           account.
                                 automatic exchange of your shares from one
                                 American Century account to another.             Sell shares
                                                                                  If you have at least $10,000 in your account,
                                                                                  you may sell shares automatically by
                                                                                  establishing Check-A-Month or Automatic
                                                                                  Redemption plans.

-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------ -----------------------------------------------
By wire                          Open an account                                  Make additional investments
                                 Call to set up your account or mail a            Follow the wire instructions.
                                 completed application to the address provided
                                 in the "By mail" section. Give your bank the     Sell shares
                                 following information to wire money.             You can receive redemption proceeds by wire
                                 Our bank information:                            or electronic transfer.
Please remember if you request            Commerce Bank N.A.
redemptions by wire, $10 will             Routing No. 101000019
be deducted from the amount               Account No. 2804918
redeemed. Your bank also may     The fund name
charge a fee.                    Your American Century account number*            Exchange shares
                                 Your name                                        Not available.
                                 The contribution year (for IRAs only)

                                 *For additional investments only

-------------------------------- ------------------------------------------------ -----------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------------------



Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel it. The fund reserves the right to suspend the offering of shares for a period of time, and it reserves the right to reject any specific purchase order (including purchases by exchange or conversion). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

Abusive Trading Practices

We do not permit market timing or other abusive trading practices in our funds.

Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. These securities would be selected from the fund's portfolio by the fund managers. A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold securities prematurely to pay the entire redemption amount in cash.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.

Also, if payment is made in securities, a shareholder may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.


Investing through Financial Intermediaries

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include
|X| minimum investment requirements
|X| exchange policies
|X| fund choices
|X| cutoff time for investments

Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund's annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although fund shares transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the fund.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The fund has authorized these intermediaries to accept orders on the fund's behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on the fund's behalf.

CALLOUT

Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.


Share Price and Distributions

Share Price

American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board. Trading of securities in foreign markets may not take place every day the Exchange is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as capital gains realized on the sale of investment securities. The fund generally pays distributions from net income, if any, once a year in December. Distributions from realized capital gains are paid twice a year, usually in March and December. A fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions, when they are declared, starting the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any such distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

CALLOUT

The NET ASSET VALUE, or NAV, of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased.


Taxes

The tax consequences of owning shares of the fund will vary depending on whether you own it through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a professional tax advisor.


Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and your sales of fund shares may cause you to be taxed on your investment.

If you invest through a taxable account, you may be able to claim a foreign tax credit for any foreign income taxes paid by the funds. In order to qualify for this tax credit, certain requirements must be satisfied. Please consult the Statement of Additional Information for a more complete discussion of the tax consequences of owning shares of the funds.


Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:


Type of Distribution          Tax Rate for 15% Bracket         Tax Rate for 28%
                                                               Bracket or Above

Short-term capital gains      Ordinary income rate          Ordinary income rate
Long-term capital gains       10%                           20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. American Century will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.


Taxes on Transactions

Your redemptions--including exchanges to other American Century funds--are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31% withholding, we are required to withhold and remit 31% of dividends, capital gains distributions and redemptions to the IRS.

CALLOUT

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

Multiple Class Information

American Century offers three classes of the fund: Investor Class, Institutional Class and Advisor Class. The shares offered by this Prospectus are Institutional Class shares and are offered primarily through employer-sponsored retirement plans, or through institutions like banks, broker-dealers and insurance companies.

The Investor Class, which has no up-front or deferred charges, commissions or 12b-1 fees, is offered primarily to retail investors.

The other classes have different fees, expenses and/or minimum investment requirements from the Institutional Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at

o   1-800-345-2021 for Investor Class shares
o   1-800-345-3533 for Advisor Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.


More information about the fund is contained in these documents

Annual and Semiannual Reports

These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                  SEC Public Reference Room
                           Washington, D.C.
                           Call 202-942-8090 for location and hours.
On the Internet            oEDGAR database at www.sec.gov
                           oBy email request at publicinfo@sec.gov
By mail                    SEC Public Reference Section
                           Washington, D.C. 20549-0102


Investment Company Act File No. 811-6247



                          American Century Investments
                                 P.O. Box 419200
                        Kansas City, Missouri 64141-6200

                         1-800-345-2021 or 816-531-5575

0004
SH-PRS-xxxxx

                                                                 Technology Fund

                                                                [Effective Date]
                                                          American Century World
                                                              Mutual Funds, Inc.

This Statement of Additional Information adds to the discussion in the fund's Prospectuses, dated [Effective Date], but is not a Prospectus. The Statement of Additional Information should be read in conjunction with the fund's current Prospectus. If you would like a copy of the Prospectus, please contact us at one of the addresses or telephone numbers listed on the back cover or visit American Century's Web site at www.americancentury.com.

This Statement of Additional Information incorporates by reference certain information that appears in the fund's annual and semiannual reports, which are delivered to all investors. You may obtain a free copy of the fund's annual or semiannual reports by calling 1-800-345-2021.




                                Funds Distributor, Inc. and American
                                Century Investment Services, Inc.,  Distributors





Table of Contents
The Funds' History                                                  X
Fund Investment Guidelines                                          X
Fund Investments and Risks                                          X
      Investment Strategies and Risks                               X
      Investment Policies                                           X
      Portfolio Turnover                                            X
Management                                                          X
      The Board of Directors                                        X
      Officers                                                      X
The Funds' Principal Shareholders                                   X
Service Providers                                                   X
      Investment Advisor                                            X
      Transfer Agent and Administrator                              X
      Distributor                                                   X
Other Service Providers                                             X
      Custodian Banks                                               X
      Independent Auditor                                           X
Brokerage Allocation                                                X
Information about Fund Shares                                       X
      Multiple Class Structure                                      X
      Buying and Selling Fund Shares                                X
      Valuation of a Fund's Securities                              X
Taxes                                                               X
      Federal Income Tax                                            X
      State and Local Income Tax                                    X
How Fund Performance Information Is Calculated                      X
      Performance Comparisons                                       X
      Permissible Advertising Information                           X
      Multiple Class Performance Advertising                        X
Financial Statements                                                X
Explanation of Fixed-Income Securities Ratings                      X



THE FUND'S HISTORY
American Century World Mutual Funds, Inc., is a registered open-end management investment company that was organized in 1990 as a Maryland corporation under the name Twentieth Century World Investors, Inc. In January 1997 it changed its name to American Century World Mutual Funds, Inc. Throughout this Statement of Additional Information we refer to American Century World Mutual Funds, Inc. as the corporation.

The fund described in this Statement of Additional Information is a separate series of the corporation and operates for many purposes as if it were an independent company. The fund has its own investment objective, strategy, management team, assets, tax identification and stock registration numbers.

                        Investor Class                 Advisor Class                    Institutional Class

                        Ticker   Inception             Ticker        Inception          Ticker            Inception
Fund                    Symbol   Date                  Symbol        Date               Symbol            Date

Technology              N/A      [Effective Date]      N/A           [Effective Date]   N/A               N/A


FUND INVESTMENT GUIDELINES
This section explains the extent to which the fund's advisor, American Century Investment Management, Inc., can use various investment vehicles and strategies in managing the fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section Investment Strategies and Risks, which begins on [PAGE XX]. In the case of the fund's principal investment strategies, these descriptions elaborate upon discussions contained in the Prospectuses.

The fund is a diversified open-end investment company as defined in the Investment Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, the fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer.

To meet federal tax requirements for qualification as a regulated investment company, the fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

In general, within the restrictions outlined here and in the fund's Prospectus, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described below. It is the advisor's intention that the fund will generally consist of U.S. and foreign equity securities. However, subject to the specific limitations applicable to the fund, the fund's management team may invest the assets of the fund in varying amounts in other instruments, such as those reflected in Table 1 on [PAGE XX], when such a course is deemed appropriate.

So long as a sufficient number of acceptable securities are available, the fund managers intend to keep the fund fully invested in equity securities, regardless of the movement of stock prices, generally. In most circumstances, the fund's actual level of cash and cash equivalents will be less than 10%. [The managers may use stock index futures as a way to expose the fund's cash assets to the market, while maintaining liquidity.] As mentioned in the Prospectus, the managers may not leverage the fund's portfolios; so there is no greater market risk to the fund than if it purchases stocks. See Short-term Securities, [PAGE XX], Futures and Options, [PAGE XX], and Derivative Securities, [PAGE XX].



Table 1

                                                 Technology

Foreign Securities                                     X
Equity Equivalents                                     X
Debt Securities                                        X
Sovereign Debt Obligations                             X
Convertible Securities                                 X
Short Sales
Portfolio Lending                                   33 1/3%
Derivative Securities                                  X
Investments in Companies with Limited
     Operating Histories                              15%
Other Investment Companies                            10%
Repurchase Agreements                                  X
When-Issued and Forward Commitment
     Agreements                                        X

Restricted and Illiquid Securities                    15%
Short-Term Securities                                  X
Futures & Options                                      X
Forward Currency Exchange Contracts                    X

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes various investment vehicles and techniques that the fund managers can use in managing the fund's assets. It also details the risks associated with each investment vehicle or technique, because each investment vehicle and technique contributes to the fund's overall risk profile. To determine whether the fund may invest in a particular investment vehicle and whether there is a limit on the amount of fund assets that can be invested in such vehicle or utilize such technique, consult Table 1.

Foreign Securities

A description of the fund's investment strategy regarding foreign securities is contained in the fund's Prospectus. Investing in securities of foreign issuers generally involves greater risks than investing in the securities of domestic companies including:

Currency Risk. The value of the foreign investments held by the fund may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

Political and Economic Risk. The economies of many of the countries in which the fund invests are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, or confiscatory taxation, and limitations on the removal of the fund or other assets, could also adversely affect the value of investments. Further, the fund may encounter difficulties or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

Regulatory Risk. Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the fund may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

Market and Trading Risk. Brokerage commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the fund invests will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities. Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

Clearance and Settlement Risk. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in clearance and settlement could result in temporary periods when assets of the fund is uninvested and no return is earned thereon. The inability of the fund to make intended security purchases due to clearance and settlement problems could cause the fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the fund due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

Ownership Risk. Evidence of securities ownership may be uncertain in many foreign countries. In many of these countries, the most notable of which is the Russian Federation, the ultimate evidence of securities ownership is the share register held by the issuing company or its registrar. While some companies may issue share certificates or provide extracts of the company's share register, these are not negotiable instruments and are not effective evidence of securities ownership. In an ownership dispute, the company's share register is controlling. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered on the issuer's share register at the time of the transaction, or that a fund's ownership position could thereafter be altered or deleted entirely, resulting in a loss to the fund. While the fund intends to invest directly in Russian companies that utilize an independent registrar, there can be no assurance that such investments will not result in a loss to the fund.

Emerging Markets. Investing in emerging market companies generally is also riskier than investing in other foreign securities. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries' emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.As a result, this fund is intended for aggressive investors seeking gains through a health care sector fund that may make investments in foreign, as well as U.S., securities. Those investors must be willing and able to accept the significant risks associated with the investment strategy that the fund will pursue. An investment in the fund is not appropriate for individuals with limited investment resources or who are unable to tolerate fluctuations in the value of their investment.

Equity Equivalents

The fund may make foreign investments either directly in foreign securities or indirectly by purchasing depositary receipts, depositary shares or similar instruments (DRs) for foreign securities. DRs are securities that are listed on exchanges or quoted in over-the-counter markets in one country but represent shares of issuers domiciled in another country. The fund also may purchase securities of such issuers in foreign markets, either on foreign securities exchanges, electronic trading networks or in over-the-counter markets.

The fund also may invest in other equity securities and equity equivalents. Other equity securities and equity equivalents include securities that permit the fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of other equity securities and equity equivalents are preferred stock, convertible preferred stock and convertible debt securities. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. An example of one type of derivative security in which the fund might invest is a depositary receipt.

Debt Securities

The managers believe that common stocks and other equity and equity-equivalent securities ordinarily offer the greatest potential for capital appreciation. The fund may invest, however, in any security the managers believe has the potential for capital appreciation. When the managers believe that the total return potential of other securities equals or exceeds the potential return of equity securities, the fund may invest [up to 35%] in such other securities. The other securities the fund may invest in are bonds, notes and debt securities of companies, and obligations of domestic or foreign governments and their agencies. The fund will attempt to stay fully invested regardless of the movement of stock and bond prices generally.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities. To the extent a fund assumes a defensive position, it will not be pursuing its objective of capital growth. [Technology will limit its purchases of debt securities to investment-grade obligations. For long-term debt obligations, this includes securities that are rated Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's Corporation (S&P), or that are not rated but are considered by the managers to be of equivalent quality. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions or changing circumstances than is the case with higher-quality debt securities. See Explanation of Fixed-Income Securities Ratings, [PAGE XX].]

[With respect to Technology, there are no credit quality or maturity restrictions with regard to the bonds, corporate debt securities and government obligations in which the fund may invest, although less than [35%] of the fund's assets will be invested in below-investment-grade fixed income securities. See Explanation of Fixed-Income Securities Ratings, [PAGE XX]. Debt securities, especially those of issuers in emerging market countries, may be of poor quality and speculative in nature. While these securities will be chosen primarily for their appreciation potential, the fund also may take the potential for income into account when selecting investments.]

In addition to other factors that will affect its value, the value of the fund's investments in fixed income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis rise. When prevailing interest rates rise, bond prices generally fall. These changes in value may, depending upon the particular amount and type of fixed-income securities holdings of the fund, impact the net asset value of that fund's shares.

Sovereign Debt Obligations

The fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of emerging market countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments, such as loans or loan participations. Sovereign debt of emerging market countries may involve a high degree of risk and may present a risk of default or renegotiation or rescheduling of debt payments.

Convertible Debt Securities

A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert the fixed-income security into a stated number of shares of common stock. As fixed-income securities, convertible debt securities provide a stable stream of income, with generally higher yields than common stocks. Convertible debt securities offer the potential to benefit from increases in the market price of the underlying common stock, however, they generally offer lower yields than non-convertible securities of similar quality. Of course, as with all fixed-income securities, there can be no assurance of current income because the issuers of the convertible debt securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

Convertible debt securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

Unlike a convertible security that is a single security, a synthetic convertible security is comprised of two distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or NASDAQ. The two components of a synthetic convertible security, which will be issued with respect to the same entity, generally are not offered as a unit, and may be purchased and sold by the fund at different times. Synthetic convertible securities differ from convertible securities in certain respects. Each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in a synthetic convertible security involves the risk normally found in holding the securities comprising the synthetic convertible security.

Short Sales

The fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If the fund engages in a short sale, the collateral account will be maintained by the fund's custodian. While the short sale is open, the fund will maintain in a segregated custodial account an amount of securities convertible into, or exchangeable for, such equivalent securities at no additional cost. These securities would constitute the fund's long position.

The fund may make a short sale, as described above, when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Portfolio Lending

In order to realize additional income, the fund may lend its portfolio securities. Such loans may not exceed one-third of the fund's total net assets valued at market except

o through the purchase of debt securities in accordance with its investment objectives, policies and limitations, or

o   by engaging in repurchase agreements with respect to portfolio securities.

Derivative Securities

The fund may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement the value of which is based on, or derived from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices). For example, Standard & Poor's Depositary Receipts, also known as spiders, track the price performance and dividend yield of the S&P Index by providing a stake in the stocks that make up that index.

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

The fund may not invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There is a range of risks associated with derivative investments, including:
o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the fund managers anticipate;
o the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;
o the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and
o  the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the Board will review the advisor's policy for investments in the derivative securities annually.

Investments in Companies with Limited Operating Histories

The fund may invest a portion of its assets in the securities of issuers with limited operating history. The fund managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating history may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating history and financial information upon which the managers may base their investment decision on behalf of the fund. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

Other Investment Companies

The fund may invest up to 10% of its total assets in other mutual funds, including those managed by the advisor, provided that the investment is consistent with the fund's investment policies and restrictions. Under the Investment Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to (a) 3% of the total voting stock of any one investment company, (b) 5% of the fund's total assets with respect to any one investment company and (c) 10% of the fund's total assets in the aggregate. Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers' commissions. As a shareholder of another investment company, the fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that the fund bears directly in connection with its own operations.

Repurchase Agreements

The fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The fund will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the fund's advisor.

Repurchase agreements maturing in more than seven days would count toward the fund's 15% limit on illiquid securities.

When-Issued and Forward Commitment Agreements

The fund may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

When purchasing securities on a when-issued or forward commitment basis, the fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, the fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Restricted and Illiquid Securities

The fund may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Directors of the fund has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the fund managers. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and the fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the fund managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

Short-Term Securities

In order to meet anticipated redemptions, to hold pending the purchase of additional securities for the fund's portfolio, or, in some cases, for temporary defensive purposes, the fund may invest a portion of its assets in money market and other short-term securities.

Examples of those securities include:
o Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;
o Commercial Paper;
o Certificates of Deposit and Euro Dollar Certificates of Deposit;
o Bankers' Acceptances;
o Short-term notes, bonds,debentures, or other debt instruments; and
o Repurchase agreements.

In addition, the fund may invest up to 10% of its total assets in money market mutual funds, including those managed by the advisor, with a limit of 5% of its total assets in any one mutual fund. See the discussion under Other Investment Companies, [PAGE XX], for more information about fund investments in other mutual funds.

Futures and Options

The fund may enter into futures contracts, options or options on futures contracts. Generally, futures transactions will be used to:
o protect against a decline in market value of the fund's securities (taking a short futures position), or
o protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully-invested (taking a long futures position), or
o provide a temporary substitute for the purchase of an individual security that may be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure. Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. The fund managers may engage in futures and options transactions based on securities indexes that are consistent with the fund's investment objectives. Examples of indices that may be used include the MSCI EAFE Index and MSCI Emerging Markets Free Index. The managers also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute margin transactions for purposes of the funds' investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin account is not income producing. Subsequent payments, to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position that will operate to terminate its position in the future. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

Risks Related to Futures and Options Transactions

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the fund managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

The fund could suffer losses if it were unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so. In the event of adverse price movements, the fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the fund managers would not otherwise elect to do so. In addition, the fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the contracts entered into on behalf of the fund to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

The fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by the fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which the fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. The fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Futures

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although it does not currently intend to do so, the fund may write (or sell) call options that obligate it to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the fund would give up some ability to participate in a price increase on the underlying security. If the fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

Restrictions on the Use of Futures Contracts and Options

The fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, the fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for other than hedging purposes, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, the fund will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Forward Currency Exchange Contracts

The fund may purchase and sell foreign currency on a spot (i.e., cash) basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. See Derivative Securities, [PAGE XX].
The fund expects to use forward contracts under two circumstances:
(1) When the fund managers wish to lock in the U.S. dollar price of a security when the fund is purchasing or selling a security denominated in a foreign currency, the fund would be able to enter into a forward contract to do so; or
(2) When the fund managers believe that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the fund would be able to enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

In the first circumstance, when the fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.

Under the second circumstance, when the fund managers believe that the currency of a particular country may suffer a substantial decline relative to the U.S. dollar, the fund could enter into a forward contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The fund will segregate on its records cash or securities in an amount sufficient to cover its obligations under the contract.

The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of short-term hedging strategy is highly uncertain. The fund managers do not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the managers believe that it is important to have flexibility to enter into such forward contracts when they determine that a fund's best interests may be served.

At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an offsetting forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

Fundamental Investment Policies

The fund's fundamental investment restrictions are set forth below. These investment restrictions may not be changed without approval of a majority of the outstanding votes of shareholders of the fund, as determined in accordance with the Investment Company Act.

Subject             Policy

Senior Securities   The fund may not issue senior securities, except as
                    permitted under the Investment Company Act.
Borrowing           The fund may not borrow money, except for temporary or
                    emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of the fund's total assets
                    (including the amount borrowed) less liabilities (other
                    than borrowings).
Lending             The fund may not lend any security or make any other loan
                    if, as a result, more than 33-1/3% of the fund's total
                    assets would be lent to other parties, except, (i) through the purchase of debt securities in accordance with its
                    investment objective, policies and limitations or (ii) by
                    engaging in repurchase agreements with respect to portfolio securities.
Real Estate         The fund may not purchase or sell real estate unless
                    acquired as a result of ownership of securities or other
                    instruments. This policy shall not prevent a fund from
                    investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.
Concentration       The fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its
                    agencies or instrumentalities).
Underwriting        The fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be
                    considered an underwriter within the meaning of the
                    Securities Act of 1933 in the disposition of restricted
                    securities.
Commodities         The fund may not purchase or sell physical commodities
                    unless acquired as a result of ownership of securities or other instruments; provided that this limitation shall not prohibit the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.
Control             The fund may not invest for purposes of exercising control over management.

For purposes of the investment restrictions relating to lending and borrowing, the fund has received an exemptive order from the SEC regarding interfund lending. Under the terms of the exemptive order, the fund may borrow money from or lend money to other funds, advised by ACIM, that permit such transactions. All such transactions will be subject to the limits set above for borrowing and lending. The fund will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Nonfundamental Investment Policies

In addition, the fund is subject to the following investment restrictions that are not fundamental and may be changed by the Board of Directors.

Subject           Policy

Leveraging        The fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.
Liquidity         The fund may not purchase any security or enter into a
                  repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not
                  entitling the holder to payment of principal and interest
                  within seven days and in securities that are illiquid by
                  virtue of legal or contractual restrictions on resale or the absence of a readily available market.
Short Sales       The fund may not sell securities short, unless it owns
                  or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
Margin            The fund may not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Futures and       The fund may enter into futures contracts and write and buy
Options           put and call options relating to futures contracts. The fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more money than it invested.

Issuers with      The fund may invest a portion of its assets in the securities
Limited           of issuers with limited operating histories. An issuer is
Operating         considered to have a limited operating history if that issuer
Histories         has a record of less than three years of continuous operation.
                  Periods of capital formation, incubation, consolidations, and research and development may be considered in determining whether a particular issuer has a record of three years of continuous operation.

The Investment Company Act imposes certain additional restrictions upon acquisition by the fund of securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state agency participates in or supervises the management of the fund or its investment practices or policies.

PORTFOLIO TURNOVER

The portfolio turnover rates of the fund will be shown in the Financial Highlights table in the Prospectus.

The fund managers will purchase and sell securities without regard to the length of time the security has been held. Accordingly, the fund's rate of portfolio turnover may be substantial.

The fund managers intend to purchase a given security whenever they believe it will contribute to the stated objective of the fund. In order to achieve the fund's investment objective, the fund managers may sell a given security, no matter for how long or for how short a period it has been held in the portfolio, and no matter whether the sale is at a gain or at a loss, if the managers believe that the security is not fulfilling its purpose, either because, among other things, it did not live up to the managers' expectations, or because it may be replaced with another security holding greater promise, or because it has reached its optimum potential, or because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

When a general decline in security prices is anticipated, the fund may decrease or eliminate entirely its equity positions and increase its cash positions, and when a rise in price levels is anticipated, the fund may increase its equity positions and decrease its cash positions. However, it should be expected that the fund will, under most circumstances, be essentially fully invested in equity securities.

Because investment decisions are based on the anticipated contribution of the security in question to the fund's objectives, the managers believe that the rate of portfolio turnover is irrelevant when they believe a change is in order to achieve those objectives. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the fund pays directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, since short-term capital gains are taxable as ordinary income. This disclosure regarding portfolio turnover is a statement of fundamental policy and may be changed only by a vote of the shareholders.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of accomplishing any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

MANAGEMENT

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired the advisor to do so. Two-thirds of the directors are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.

The individuals listed in the following table whose names are marked by an asterisk (*) are interested persons of the fund (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with either the fund; the advisor, American Century Investment Management, Inc.
(ACIM); the fund's agent for transfer and administrative services, American Century Services Corporation (ACSC); the parent corporation, American Century Companies, Inc. (ACC) or ACC's subsidiaries (including ACIM and ACSC); the fund's distribution agent and co-administrator, Funds Distributor, Inc. (FDI); the fund's other distribution agent, American Century Investment Services, Inc.
(ACIS); or other funds advised by the advisor. Each director listed below serves as a director of five other registered investment companies in the American Century family of funds, which are also advised by the advisor.

Name (Age)                          Position(s) Held With Fund         Principal Occupation(s) during Past five Years
-----------------------------------------------------------------------------------------------------------------------------------

James E. Stowers, Jr.* (76)         Director,                          Chairman, Director and controlling shareholder, ACC,
4500 Main Street                    Chairman of the Board              Chairman, ACIM, ACSC, ACIS and six other ACC
Kansas City, MO 64111                                                  subsidiaries
                                                                       Director, ACIM, ACSC, ACIS and 10 other ACC
                                                                       subsidiaries(1)
-----------------------------------------------------------------------------------------------------------------------------------
James E. Stowers III* (41)          Director                           Chief Executive Officer and Director, ACC
4500 Main Street                                                       Chief Executive Officer, ACIM, ACSC, ACIS and six other
Kansas City, MO 64111                                                  ACC subsidiaries
                                                                       Director, ACIM, ACSC, ACIS and 11 other ACC
                                                                       subsidiaries(2)
----------------------------------------------------------------------------------------------------------------------------------
Thomas A. Brown (59)                Director                           Director of Plains States Development, Applied
4500 Main Street                                                       Industrial Technologies, Inc., a corporation engaged
Kansas City, MO 64111                                                  in the sale of bearings and power transmission products
----------------------------------------------------------------------------------------------------------------------------------
Robert W. Doering, M.D. (67)        Director                           Retired, formerly a general surgeon
4500 Main Street
Kansas City, MO 64111
---------------------------------------------------------------------------------------------------------------------------------
Andrea C. Hall, Ph.D. (55)          Director                           Senior Vice President and Director, Midwest
4500 Main Street                                                       Research Institute
Kansas City, MO 64111
----------------------------------------------------------------------------------------------------------------------------------
D.D. (Del) Hock (65)                Director                           Retired, formerly Chairman, Public Service Company
4500 Main Street                                                       of Colorado; Director, Service Tech, Inc., Hathaway
Kansas City, MO 64111                                                  Corporation, and J.D. Edwards & Company

----------------------------------------------------------------------------------------------------------------------------------
Donald H. Pratt (62)                Director,                          Chairman and Director, Butler Manufacturing
4500 Main Street                    Vice Chairman of the Board         Company; Director, Atlas-Copco North America, Inc.
Kansas City, MO 64111
----------------------------------------------------------------------------------------------------------------------------------
M. Jeannine Strandjord (54)         Director                           Senior Vice President, Long Distance Finance, Sprint
4500 Main Street                                                       Director, DST Systems, Inc.
Kansas City, MO 64111
----------------------------------------------------------------------------------------------------------------------------------
(1)Father of James E. Stowers III
(2)Son of James E. Stowers, Jr.

Committees

The Board has four standing committees to oversee specific functions of the fund's operations. Information about these committees appears in the table below. The director first named acts as chairman of the committee.

Committee             Members                         Function of Committee
----------------------------------------------------------------------------------------------------------------------------------
Executive             James E. Stowers, Jr.           The Executive Committee performs the functions of the Board of
                      James E. Stowers III            Directors between Board meetings, subject to the limitations on its
                      Donald H. Pratt                 power set out in the Maryland General Corporation Law, and except for matters required by the Investment Company Act to be acted upon by the whole Board.
----------------------------------------------------------------------------------------------------------------------------------
Compliance            Thomas A. Brown                 The Compliance Committee reviews the results of the fund's
                      Donald H. Pratt                 compliance testing program, reviews quarterly reports from the
                      Andrea C. Hall, Ph.D            advisor to the Board regarding various compliance
                                                      matters and monitors the implementation of the fund's Code of Ethics, including any violations.
----------------------------------------------------------------------------------------------------------------------------------
Audit                 Jeannine Strandjord             The Audit Committee recommends the engagement of the fund's
                      Robert W. Doering, M.D.         independent auditors and oversees its activities. The Committee
                      D.D. (Del) Hock                 receives reports from the advisor's Internal Audit Department,which is accountable to the Committee. The Committee also receives reporting about compliance matters affecting the fund.
----------------------------------------------------------------------------------------------------------------------------------
Nominating            Donald H. Pratt                 The Nominating Committee primarily considers and recommends
                      D.D. (Del) Hock                 individuals for nomination as directors. The names of potential
                      Andrea C. Hall, Ph.D.           director candidates are drawn from a number of sources, including recommendations from members of the Board, management and
                                                      shareholders. This committee also reviews and makes
                                                      recommendations to the Board with respect to the composition of
                                                      Board committees and other Board-related matters, including its organization, size, composition, responsibilities, functions and compensation.
----------------------------------------------------------------------------------------------------------------------------------

Compensation of Directors

The directors also serve as directors for five American Century investment companies other than the corporation. Each director who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the Board of all six such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among the six investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the corporation for the periods indicated and by the six investment companies served by this Board to each director who is not an interested person as defined in the Investment Company Act.

Aggregate Director Compensation for Fiscal Year Ended November 30, 1999


                               Total Compensation    Total Compensation from the
Name of Director               from the Fund(1)      American Century Family of
                                                     Funds(2)
Thomas A. Brown                N/A                        $57,497
Robert W. Doering, M.D.        N/A                        $55,750
Andrea C. Hall, Ph.D.          N/A                        $56,250
D.D. (Del) Hock                N/A                        $56,000
Donald H. Pratt                N/A                        $59,590
Lloyd T. Silver, Jr.           N/A                        $56,000
M. Jeannine Strandjord         N/A                        $58,000


(1) Includes compensation paid to the directors during the fiscal year ended November 30, 1999, and also includes amounts deferred at the election of the directors under the American Century Mutual Funds Deferred Compensation Plan for Non-Interested Directors.

(2) Includes compensation paid by the six investment company members of the American Century family of funds served by this Board.

The fund has adopted the Amended and Restated American Century Mutual Funds Deferred Compensation Plan for Non-Interested Directors. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the fund.

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and, accordingly, the fund has no obligation to segregate assets to secure or fund the deferred fees. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the fund. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended November 30, 1999.

OFFICERS

Background information about the officers of the fund is provided in the table below. All persons named as officers of the fund also serve in similar capacities for the 12 other investment companies advised by ACIM. Not all officers of the fund are listed; only those officers with policy-making functions for the fund are listed. No officer is compensated for his or her service as an officer of the fund. The individuals listed in the following table are interested persons of the fund (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with the fund, ACC, ACC's subsidiaries (including ACIM and ACSC), or the fund's distributor (FDI), as specified in the following table.

                          Position(s)
Name (Age)                Held With                      Principal Occupation(s)
Address                    Funds                          During Past Five Years
----------------------------------------------------------------------------------------------------------------------------------
George A. Rio (45)            President                    Executive Vice President and Director of Client Services, FDI
60 State Street                                            (March 1998 to present)
Boston, MA 02109                                           Senior Vice President and Senior Key Account Manager, Putnam
                                                           Mutual Funds (June 1995 to March 1998)
                                                           Director Business Development, First Data Corporation
                                                           (May 1994 to June 1995)
----------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (35)    Vice President               Vice President and Associate General Counsel, FDI (since July
60 State Street                                            1996)
Boston, MA 02109                                           Assistant Counsel, Forum Financial Group (April 1994 to July 1996)
----------------------------------------------------------------------------------------------------------------------------------
Mary A. Nelson (35)           Vice President               Vice President and Manager of Treasury Services and
60 State Street                                            Administration, FDI (1994 to present)
Boston, MA 02109
----------------------------------------------------------------------------------------------------------------------------------
Maryanne Roepke, CPA (44)     Vice President               Senior Vice President and Treasurer, ACSC
4500 Main Street              and Treasurer
Kansas City, MO 64111
----------------------------------------------------------------------------------------------------------------------------------
David C. Tucker (41)          Vice President               Senior Vice President, ACIM, ACSC, ACIS and three other ACC
4500 Main Street                                           subsidiaries (June 1998 to present)
Kansas City, MO 64111                                      General Counsel, ACC and nine ACC subsidiaries (June 1998 to present)
                                                           Consultant to mutual fund industry (May 1997 to April 1998)
                                                           Vice President and General Counsel, Janus Companies
                                                           (1990 to 1997)
----------------------------------------------------------------------------------------------------------------------------------
Paul J. Carrigan Jr. (50)     Secretary                    Secretary, ACC (February 1998 to present)
4500 Main Street                                           Director of Legal Operations (February 1996 to present)
Kansas City, MO 64111                                      Board Communications Manager, The Benham Company
                                                           (April 1994 to January 1996)
----------------------------------------------------------------------------------------------------------------------------------
Robert J. Leach (33)       Controller                      Vice President, ACSC (February 2000 to present)
4500 Main Street                                           Controller-Fund Accounting, ACSC
Kansas City, MO 64111

----------------------------------------------------------------------------------------------------------------------------------
Jon Zindel (32)               Tax Officer                  Vice President of Taxation, ACSC (1996 to present)
4500 Main Street                                           Vice President, ACIM and 15 other ACC subsidiaries (April 1999 to
Kansas City, MO 64111                                      present)
                                                           Treasurer, American Century Ventures, Inc. (December 1999 to
                                                           present)
                                                           Tax Manager, Price Waterhouse LLP (1989 to 1996)
----------------------------------------------------------------------------------------------------------------------------------


CODE OF ETHICS

The funds, their investment advisor and principal underwriters have adopted codes of ethics under Rule 17j-1 of the Investment Company Act and these codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from their employer's compliance department before making such investments.

SERVICE PROVIDERS

The fund has no employees. To conduct the fund's day-to-day activities, the fund has hired a number of service providers. Each service provider has a specific function to fill on behalf of the fund and is described below.

ACIM and ACSC are both wholly owned by ACC. James E. Stowers Jr., Chairman of ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for the fund. A description of the responsibilities of the advisor appears in the Prospectus under the heading Management.

For the services provided to the fund, the advisor receives a monthly fee based on a percentage of the average net assets of the fund. The fund has a stepped fee structure, as follows:

Fund                            Class             Percent of Average Net Assets
-------------------------------------------------------------------------------
Technology                      Investor           x.xx% of first $1 billion
                                                   x.xx% of the next $1 billion
                                                   x.xx% over $2 billion
-------------------------------------------------------------------------------
                                Institutional      x.xx% of first $1 billion
                                                   x.xx% of the next $1 billion
                                                   x.xx% over $2 billion
-------------------------------------------------------------------------------
                                Advisor            x.xx% of first $1 billion
                                                   x.xx% of the next $1 billion
                                                   x.xx% over $2 billion
-------------------------------------------------------------------------------

On the first business day of each month, the fund pays a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of the fund's net assets during the previous month. This number is then multiplied by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by
(1) the fund's Board of Directors, or by the vote of a majority of outstanding votes (as defined in the Investment Company Act) and
(2) the vote of a majority of the directors of the fund who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement provides that it may be terminated at any time, without payment of any penalty, by the fund's Board of Directors, or by a vote of a majority of outstanding votes, on 60 days' written notice to the advisor, and that it shall be automatically terminated if it is assigned.

The management agreement states that the advisor shall not be liable to the fund or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

Certain investments may be appropriate for the fund and also for other clients advised by the advisor. Investment decisions for the fund and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment, generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the fund with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the fund. The corporation's Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the fund participates at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the fund unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the fund and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the fund. It provides physical facilities, computer hardware and software and personnel, for the day-to-day administration of the fund and the advisor. The advisor pays ACSC for these services out of its unified management fee.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

Pursuant to a Sub-Administration Agreement with the advisor, Funds Distributor, Inc. (FDI) serves as the co-administrator for the fund. FDI is responsible for
(i) providing certain officers of the fund and (ii) reviewing and filing marketing and sales literature on behalf of the fund. The fees and expenses of FDI are paid by the advisor out of its unified fee.

DISTRIBUTORS

The fund's shares are distributed by FDI and ACIS, both registered broker-dealers. FDI is a wholly owned indirect subsidiary of Boston Institutional Group, Inc.,and its principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109. ACIS is a wholly owned subsidiary of ACC, and is located at 4500 Main Street, Kansas City, Missouri 64111.

The distributor is the principal underwriter of the fund's shares. The distributor makes a continuous, best efforts underwriting of the fund's shares. This means the distributor has no liability for unsold shares.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

Chase Manhattan Bank, 770 Broadway, 10th Floor, New York, New York 10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the assets of the fund. The custodians take no part in determining the investment policies of the fund or in deciding which securities are purchased or sold by the fund. The fund, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT AUDITOR

Deloitte & Touche LLP is the independent auditor of the fund. The address of Deloitte & Touche LLP is 1010 Grand Boulevard, Kansas City, Missouri 64106. As the independent auditor of the fund, Deloitte & Touche LLP provides services including
(1)      audit of the annual financial statements for the fund,
(2)      assistance and consultation in connection with SEC filings, and
(3)      review of the annual federal income tax return filed for the fund.

BROKERAGE ALLOCATION

Under the management agreement between the fund and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The fund's policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers.

The advisor receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the fund. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The advisor proposes to continue to place some of the fund's brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services required to be performed by the advisor. The advisor does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the fund.

The brokerage commissions paid by the fund may exceed those which another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the fund effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the fund.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the fund and the advisor believe that the facilities, expert personnel and technological systems of a broker often enable the fund to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The fund regularly place its over-the-counter transactions with principal market makers, but may also deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

INFORMATION ABOUT FUND SHARES

The fund is a series of shares issued by the corporation, and shares of the fund have equal voting rights as other series (funds) issued by the corporation. In addition, each series (or fund) may be divided into separate classes. See Multiple Class Structure which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately from the other series of shares (funds) issued by the corporation on matters affecting the fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the corporation's (i.e., all funds') outstanding shares may be able to elect a Board of Directors. The corporation undertakes dollar-based voting, meaning that the number of votes you are entitled to is based upon the dollar amount of your investment. The election of directors is determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series of shares are held separately by the custodian and the shares of each series or class represent a beneficial interest in the principal, earnings and profit (or losses) of investment and other assets held for each series or class. Your rights as a shareholder are the same for all series or class of securities unless otherwise stated. Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

In the event of complete liquidation or dissolution of the fund, shareholders of each series or class of shares will be entitled to receive, pro rata, all of the assets less the liabilities of that series or class.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The corporation's Board of Directors has adopted a multiple class plan (the Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the fund may issue up to four classes of shares: an Investor Class, an Institutional Class, a Service Class and an Advisor Class. Not all funds offer all four classes.

The Investor Class is made available to investors directly without any load or commission, for a single unified management fee. The Institutional, Service and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower total management fee. In addition to the management fee, however, the Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan (described beginning on this page). The plan has been adopted by the fund's Board of Directors and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors and initial shareholder of the fund's Advisor Class have approved and entered into a Master Distribution and Shareholder Services Plan, with respect to the Advisor Class (the Plan). The Plan is described below.

In adopting the Plan, the Board of Directors (including a majority of directors who are not interested persons of the fund as defined in the Investment Company Act, hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plan would benefit the fund and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plan is presented to the Board of Directors quarterly for its consideration in connection with its deliberations as to the continuance of the Plan. Continuance of the Plan must be approved by the Board of Directors (including a majority of the independent directors) annually. The Plan may be amended by a vote of the Board of Directors (including a majority of the independent directors), except that the Plan may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plan terminates automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the Plan will be made in accordance with Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers
(NASD).

Master Distribution and Shareholder Services Plan

As described in the Prospectus, the fund's Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries, such as banks, broker-dealers and insurance companies. The fund's distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the fund's shares and/or the use of the fund's shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the fund's transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

To enable the fund's shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the fund's advisor has reduced its management fee by 0.25% per annum with respect to the Advisor Class shares and the fund's Board of Directors has adopted a Master Distribution and Shareholder Services Plan. Pursuant to the Plan, the Advisor Class shares pay a fee of 0.50% annually of the aggregate average daily net assets of the fund's Advisor Class shares, 0.25% of which is paid for Shareholder Services (as described above) and 0.25% of which is paid for distribution services.

Payments may be made for a variety of shareholder services, including, but are not limited to
(a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the fund as underlying investment media) of shares and placing purchase, exchange and redemption orders with the fund's distributor
(b) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions
(c) processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses
(d) providing and maintaining elective services such as check writing and wire transfer services
(e) acting as shareholder of record and nominee for beneficial owners
(f) maintaining account records for shareholders and/or other beneficial owners
(g) issuing confirmations of transactions
(h) providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting
(i) preparing and forwarding shareholder communications from the fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and
(j) providing other similar administrative and sub-transfer agency services. Shareholder Services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the fund.

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the fund.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to
(a) the payment of sales commissions, on going commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to Selling Agreements;
(b) compensation to registered representatives or other employees of Distributor who engage in or support distribution of the fund's Advisor Class shares
(c) compensation to, and expenses (including overhead and telephone expenses) of, Distributor
(d) the printing of prospectuses, statements of additional information and reports for other than existing shareholders
(e) the preparation, printing and distribution of sales literature and advertising materials provided to the fund's shareholders and prospective shareholders
(f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports
(g) the providing of facilities to answer questions from prospective investors about fund shares
(h) complying with federal and state securities laws pertaining to the sale of fund shares
(i) assisting investors in completing application forms and selecting dividend and other account options
(j) the providing of other reasonable assistance in connection with the distribution of fund shares
(k) the organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives
(l) profit on the foregoing
(m) the payment of "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and
(n) such other distribution and services activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement between the corporation and the fund's distributor and in accordance with Rule 12b-1 of the Investment Company Act.

BUYING AND SELLING FUND SHARES

Information about buying, selling and exchanging fund shares is contained in the fund's Prospectus and in Your Guide to American Century Services. The Prospectus and guide are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

The fund's net asset value (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange), usually at 4 p.m. Eastern time each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The Exchange typically observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although the fund expects the same holiday schedule to be observed in the future, the Exchange may modify its holiday schedule at any time.

The fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded or as of the close of the New York Stock Exchange, if that is earlier. That value is then converted to U.S. dollars at the prevailing foreign exchange rate. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the New York Stock Exchange is not open and on which the fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAXES

The fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions of the funds in the manner they were realized by the fund.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. The dividends from net income may quality for the 70% dividends received deduction for corporations to the extent that the fund held shares receiving the dividend for more than 45 days. Distributions from gains on assets held greater than 12 months are taxable as long-term gains regardless of the length of time you have held the shares. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain to you with respect to such shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect of investments by non-resident investors. The foreign taxes paid by a fund will reduce its dividends.

If more than 50% of the value of a fund's total assets at the end of each quarter of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for you to utilize the foreign tax credit, the mutual fund shares must have been held for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the fund holds its investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) to the IRS. Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

Redemption of shares of a fund (including redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

HOW FUND PERFORMANCE INFORMATION IS CALCULATED

The fund may quote performance in various ways. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return or yield.

All performance information advertised by the fund is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions (if any) and any change in the fund's NAV during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

In addition to average annual total returns, the fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period, including periods other than one, five and 10 years. Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

As a new fund, performance information for the fund is not available as of the date of this Statement of Additional Information.

PERFORMANCE COMPARISONS

The fund's performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indexes of market performance. This may include comparisons with funds that, unlike the American Century funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to, U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated tax-free municipal securities (source:
Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indices of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The fund also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the fund.

PERMISSIBLE ADVERTISING INFORMATION

From time to time, the fund may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders:

(1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging)
(2) discussions of general economic trends
(3) presentations of statistical data to supplement such discussions
(4) descriptions of past or anticipated portfolio holdings for the fund
(5) descriptions of investment strategies for the fund
(6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the fund
(7) comparisons of investment products (including the fund) with relevant market or industry indices or other appropriate benchmarks
(8) discussions of fund rankings or ratings by recognized rating organizations; and
(9) testimonials describing the experience of persons that have invested in the fund. The fund may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the fund.

MULTIPLE CLASS PERFORMANCE ADVERTISING

Pursuant to the Multiple Class Plan, the fund may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the managers may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class' performance will be restated to reflect the expenses of the new class and for periods after the first full quarter after inception, actual performance of the new class will be used.

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS

As described in the Prospectus and in this SAI, the fund may invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions as noted in the Prospectuses. The following is a summary of the rating categories referenced in the prospectus.

Bond Ratings


S&P      Moody's  Description
AAA       Aaa     These are the highest ratings assigned by S&P and Moody's
                  to a debt obligation and indicates an extremely strong
                  capacity to pay interest and repay principal.
AA        Aa      Debt rated in this category is considered to have a very
                  strong capacity to pay interest and repay principal and
                  differs from AAA/Aaa issues only in a small degree.
A         A       Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the
                  adverse effects of changes in circumstances and economic
                  conditions than debt in higher-rated categories.
BBB       Baa     Debt rated BBB/Baa is regarded as having an adequate
                  capacity to pay interest and repay principal. Whereas it
                  normally exhibits adequate protection parameters, adverse
                  economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay
                  principal for debt in this category than in higher-rated
                  categories.
BB        Ba      Debt rated BB/Ba has less near-term vulnerability to
                  default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business,
                  financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The
                  BB rating category also is used for debt subordinated to
                  senior debt that is assigned an actual or implied BBB- rating.
B         B       Debt rated B has a greater vulnerability to default but
                  currently has the capacity to meet interest payments and
                  principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB/Ba or BB-/Ba3 rating.
CCC       Caa     Debt rated CCC/Caa has a currently identifiable
                  vulnerability to default and is dependent upon favorable
                  business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay
                  principal. The CCC/Caa rating category is also used for debt subordinated to senior debt that is assigned an actual or
                  implied B or B-/B3 rating.
CC        Ca      The rating CC/Ca typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC/Caa rating.
C         C       The rating C typically is applied to debt subordinated to
                  senior debt, which is assigned an actual or implied CCC-/Caa3 debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
CI        -       The rating CI is reserved for income bonds on which no
                  interest is being paid.
D         D       Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly, Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories. Fitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's.

Commercial Paper Ratings


S&P      Moody's  Description
A-1      Prime-1  This indicates that the degree of safety regarding timely
         (P-1)    payment is strong. Standard & Poor's rates those issues
                  determined to possess extremely strong safety characteristics as A-1+.
A-2      Prime-2  Capacity for timely payment on commercial paper is
         (P-2)    satisfactory, but the relative degree of safety is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriated, may be more affected by external conditions.
                  Ample alternate liquidity is maintained.

A-3      Prime-3  Satisfactory capacity for timely repayment. Issues that carry
         (P-3) this rating are somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.

Note Ratings


S&P      Moody's           Description
SP-1     MIG-1; VMIG-1     Notes are of the highest quality
                           enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

SP-2    MIG-2; VMIG-2      Notes are of high quality with margins
                           of protection ample, although not so large as in the preceding group.

SP-3    MIG-3; VMIG-3      Notes are of favorable quality with all
                           security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

SP-4    MIG-4; VMIG-4      Notes are of adequate quality carrying
                           specific risk but having protection and not distinctly or predominantly speculative.


MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS


Annual and Semiannual Reports
These contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. The annual and semiannual reports are incorporated by reference into this SAI. This means that these are legally part of this SAI.

 You can receive a free copy of the annual and semiannual reports, and ask questions about the fund and your accounts, by contacting American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through
o   an employer-sponsored retirement plan
o   a bank
o   a broker-dealer
o   an insurance company
o   another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the fund from the Security and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

o In person                SEC Public Reference Room
                           Washington, D.C.
                           Call 1-202-942-8090 for location and hours.
o On the Internet          oEDGAR database at www.sec.gov
                           oBy email request at publicinfo@sec.gov
o By mail                  SEC Public Reference Section
                           Washington, D.C.
                           20549-0102

Investment Company Act File No. 811-6247




American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

www.americancentury.com

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business; Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533


SH-SAI-xxxxx  0004

PART C    OTHER INFORMATION

ITEM 23. Exhibits (all exhibits not filed herewith are being incorporated herein by reference).

     (a) (1) Articles of Incorporation of Twentieth Century World Investors, Inc. (filed electronically as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement on March 29, 1996, File No. 33-39242).

          (2) Articles of Amendment of Twentieth Century World Investors, Inc., dated August 10, 1993 (filed Electronically as an Exhibit to Post-Effective Amendment No. 9 to the Registration Statement on March 30, 1998, File No. 33-39242).

          (3) Articles Supplementary of Twentieth Century World Investors, Inc., dated November 8, 1993 (filed electronically as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement on March 29, 1996, File No. 33-39242).

          (4) Articles Supplementary of Twentieth Century World Investors, Inc., dated April 24, 1995 (filed electronically as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement on March 29, 1996, File No. 33-39242).

          (5) Articles Supplementary of Twentieth Century World Investors, Inc., dated March 11, 1996 filed electronically as an Exhibit to Post-Effective Amendment No. 7 to the Registration Statement on June 13, 1996, File No. 33-9242).

          (6) Articles Supplementary of Twentieth Century World Investors, Inc., dated September 9, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 9 to the Registration Statement on March 30, 1998, File No. 33-39242).

          (7) Articles of Amendment of Twentieth Century World Investors, Inc. dated December 2, 1996 (filed electronically as an Exhibit to Post-Effective Amendment o8 to the Registration Statement on March 31, 1997, File No. 33-39242).

          (8) Articles Supplementary of American Century World Mutual Funds, Inc. dated December 2, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 8 to the Registration Statement on March 31, 1997, File No. 33-39242).

          (9) Articles Supplementary of American Century World Mutual Funds, Inc. dated November 13, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 12 to the Registration Statement of the Registrant on November 13, 1998, File No. 33-39242).

          (10) Articles Supplementary of American Century World Mutual Funds, Inc. dated February 16, 1999 (filed electronically as an Exhibit to Post-Effective Amendment No. 15 to the Registration Statement of the Registrant on March 31, 1999, File No. 33-39242).

          (11) Articles Supplementary of American Century World Mutual Funds, Inc. (to be filed by amendment).

     (b) (1) By-Laws of Twentieth Century World Investors, Inc. (filed electronically as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement of the Registrant on March 29, 1996, File No. 33-39242).

          (2) Amendment to By-Laws of American Century World Mutual Funds, Inc. (filed electronically as an Exhibit to Post-Effective Amendment No. 9 to the Registration Statement of American Century Capital Portfolios, Inc. on February 17, 1998, File No. 33-64872).

     (c) Registrant hereby incorporates by reference, as though set forth fully herein, Article Fifth, Article Seventh, Article Eighth, and Article Ninth of Registrants Articles of Incorporation, appearing as Exhibit
          (a)(1) to Post- Effective Amendment No. 6 on Form N-1A of the Registrant, and Article Fifth of Registrants Articles of Amendment, appearing as Exhibit (a)(2) to Post-Effective Amendment No. 9 to the Registration Statement on March 30, 1998; and Sections 3, 4, 5, 7, 8, 9, 10, 11, 22, 25, 30, 31, 33, 39, 45 and 46 of Registrants By-Laws
          appearing as Exhibit (b)(1) to Post-Effective Amendment No. 6 on Form N-1A, and Sections 25, 30 & 31 of Registrants By-Laws appearing as Exhibit (b)(2) to Post-Effective Amendment No. 9 on Form N-1A of American Century Capital Portfolios, Inc., Commission No. 33-64872.

     (d) (1) Management Agreement between American Century World Mutual Funds, Inc. and American Century Investment Management, Inc. dated August 1, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 12 to the Registration Statement of the Registrant on November 13, 1998, File No. 33-39242).

          (2) Addendum to Management Agreement between American Century World Mutual Funds, Inc. and American Century Investment Management, Inc. dated December 1, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 15 to the Registration Statement of the Registrant on March 31, 1999, File No. 33-39242).

          (3) Addendum to Management Agreement between American Century World Mutual Funds, Inc. and American Century Investment Management, Inc. (to be filed by amendment).

     (e) (1) Distribution Agreement between American Century World Mutual Funds, Inc. and Funds Distributor, Inc. dated January 15, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 28 to the Registration Statement of American Century Target Maturities Trust on January 30, 1998, File No. 2-94608).

          (2) Amendment No. 1 to the Distribution Agreement between American Century World Mutual Funds, Inc. and Funds Distributor, Inc. dated June 1, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 11 to the Registration Statement of American Century Capital Portfolios, Inc. on June 26, 1998, File No. 33-64872).

          (3) Amendment No. 2 to the Distribution Agreement between American Century World Mutual Funds, Inc. and Funds Distributor, Inc. dated December 1, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 12 to the Registration Statement of the Registrant on November 13, 1998, File No. 33-39242).

          (4) Amendment No. 3 to the Distribution Agreement between American Century World Mutual Funds, Inc. and Funds Distributor, Inc. dated January 29, 1999 (filed electronically as Exhibit to Post-Effective Amendment No. 28 on Form N-1A of American Century California Tax-Free and Municipal Funds, on December 28, 1998, File No. 2-82734).

          (5) Amendment No. 4 to the Distribution Agreement between American Century World Mutual Funds, Inc. and Funds Distributor, Inc. dated July 30, 1999 (filed electronically as an Exhibit to Post-Effective Amendment No. 16 to the Registration Statement of American Century Capital Portfolios, Inc., File No. 33-64872, on July 29, 1999).

          (6) Amendment No. 5 to the Distribution Agreement between American Century World Mutual Funds, Inc. and Funds Distributor, Inc. (filed electronically as an Exhibit to Post-Effective Amendment No. 87 on Form N-1A on November 29, 1999).

          (7) Distribution Agreement between American Century World Mutual Funds, Inc., and American Century Investment Services, Inc. (to be filed by amendment).

     (f)  Not applicable.

     (g) (1) Global Custody Agreement between The Chase Manhattan Bank and the Twentieth Century and Benham funds, dated August 6, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 31 of American Century Government Income Trust, File No. 2-99222).

          (2) Master Agreement by and between Twentieth Century Services, Inc. and Commerce Bank, N. A. dated January 22, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 76 to the Registration Statement of American Century Mutual Funds, Inc., File No. 2-14213).

     (h) (1) Transfer Agency Agreement dated as of March 1, 1991, by and between Twentieth Century World Investors, Inc. and Twentieth Century Services, Inc. (filed electronically as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement of the Registrant on March 29, 1996, File No. 33-39242).

          (2) Supplemental Agreement dated July 30, 1999, by and between American Century International Discovery Fund, American Century Emerging Markets Fund and American Century Global Growth Fund and The Chase Manhattan Bank, filed herewith as EX-99-h2.

          (3) Credit Agreement between American Century Funds and the Chase Manhattan Bank, as Administrative Agent dated as of December 21, 1999 (filed electronically as an Exhibit to Post-Effective Amendment No. 29 to the Registration Statement of American Century California Tax-Free and Municipal Funds, File No. 2-82734, on December 29, 1999).

     (i)  Opinion and Consent of Counsel (to be filed by amendment).

     (j) Power of Attorney dated February 19, 1999 (filed electronically as an Exhibit to Post-Effective Amendment No. 15 to the Registration Statement of the Registrant, on March 31, 1999, File No. 33-39242).

     (k)  Not applicable.

     (l)  Not applicable.

     (m) (1) Master Distribution and Shareholder Services Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. (Advisor Class) dated September 3, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 9 of American Century Capital Portfilios, Inc., File No. 33-64872).

          (2) Amendment No. 1 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated June 13, 1997 (filed electronically as an exhibit to Post-Effective Amendment No. 77 of American Century Mutual Funds, Inc., File No. 2-14213).

          (3) Amendment No. 2 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated September 30, 1997 (filed electronically as an exhibit to Post-Effective Amendment No. 78 of American Century Mutual Funds, Inc., File No. 2-14213).

          (4) Amendment No. 3 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc., and American Century World Mutual Funds, Inc. (Advisor Class) dated June 30, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 11 of American Century Capital Portfolios, Inc., File No. 33-64872).

          (5) Amendment No. 4 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc., and American Century World Mutual Funds, Inc. (Advisor Class) dated November 13, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 12 to the Registration Statement of the Registrant on November 13, 1998, File No. 33-39242).

          (6) Amendment No. 5 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated February 16, 1999 (filed electronically as an Exhibit to Post-Effective Amendment No. 83 of American Century Mutual Funds, Inc., File No. 2-14213).

          (7) Amendment No. 6 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated July 30, 1999 (filed electronically as an Exhibit to Post-Effective Amendment No. 16 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, on July 29, 1999).

          (8) Amendment No. 7 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) (filed electronically as an Exhibit to Post-Effective Amendment No. 87 on Form N-1A on November 29, 1999).

          (9) Amendment No. 8 to Master Distribution and Shareholder services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) (to be filed by amendment).

          (10) Shareholder Services Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. (Service Class) dated September 3, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 9 on of American Century Capital Portfolios, Inc., File No. 33-64872).

     (o) (1) Multiple Class Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. dated September 3, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 9 of American Century Capital Portfolios, Inc., File No. 33-64872).

          (2) Amendment No. 1 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated June 13, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 77 of American Century Mutual Funds, Inc., File No. 2-14213).

          (3) Amendment No. 2 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated September 30, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 78 of American Century Mutual Funds, Inc., File No. 2-14213).

          (4) Amendment No. 3 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated June 30, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 11 of American Century Capital Portfolios, Inc., File No. 33-64872).

          (5) Amendment No. 4 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated November 13, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 12 to the Registration Statement of the Registrant on November 13, 1998, File No. 33-39242).

          (6) Amendment No. 5 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated January 29, 1999 (filed electronically as an Exhibit to Post-Effective Amendment No. 14 of American Century Capital Portfolios, Inc. on December 29, 1998, File No. 33-64872).

          (7) Amendment No. 6 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated July 30, 1999 (filed electronically as Exhibit o7 to Post-Effective Amendment No. 16 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872, on July 29,
          1999).

          (8) Amendment No. 7 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (filed electronically as Exhibit o8 to Post-Effective Amendment No. 87 on Form N-1A on November 29, 1999).

          (9) Amendment No. 8 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (to be filed by amendment).

     (p) (1) American Century Investments Code of Ethics, filed herewith as EX-99.p1.


          (2) Funds Distributor, Inc. Code of Ethics, filed herewith as
          EX-99.p2.

ITEM 24   Persons Controlled by or Under Common Control with Registrant - None.

ITEM 25   Indemnification.

          The Registrant is a Maryland Corporation. Section 2-418 of the Maryland General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

          Article XIII of the Registrant's Articles of Incorporation, requires the indemnification of the Registrant's directors and officers to the extent permitted by Section 2-418 of the Maryland General Corporation Law, the Investment Company Act of 1940 and all other applicable laws.

          The Registrant has purchased an insurance policy insuring its Officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

ITEM 26   Business and Other Connections of Investment Advisor.

          American Century Investment Management, Inc., the investment advisor, is engaged in the business of managing investments for registered investment companies, deferred compensation plans and other institutional investors.

ITEM 27   Principal Underwriter.

          (a) Funds Distributor, Inc. (the "Distributor") acts as principal underwriter for the following investment companies.

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.
The Brinson Funds
CDC MPT+ Funds
Dresdner RCM Capital Funds, Inc.
Dresdner RCM Global Funds, Inc.
Dresdner RCM Investment Funds, Inc.
J.P. Morgan Institutional Funds
J.P. Morgan Funds
JPM Series Trust
JPM Series Trust II
LaSalle Partners Funds, Inc.
Kobrick-Cendant Investment Trust
Merrimac Series
Monetta Fund, Inc.
Monetta Trust
The Montgomery Funds I
The Montgomery Funds II
The Munder Framlington Funds Trust
The Munder Funds Trust
The Munder Funds, Inc.
National Investors Cash Management Fund, Inc.
Orbitex Group of Funds
SG Cowen Funds, Inc.
SG Cowen Income + Growth Fund, Inc.
SG Cowen Standby Reserve Fund, Inc.
SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
SG Cowen Series Funds, Inc.
St. Clair Funds, Inc.
The Skyline Funds
Waterhouse Investors Family of Funds, Inc.
WEBS Index Fund, Inc.

          The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Distributor is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

          (b) The following is a list of the executive officers, directors and partners of the Distributor:

Name and Principal Business Address*  Positions and Offices with          Positions and Offices with
                                      Underwriter                         Registrant
-----------------------------------------------------------------------------------------------------------
Marie E. Connolly                     Director, President and Chief       none
                                      Executive Officer

George A. Rio                         Executive Vice President            President, Principal Executive
                                                                          and Principal Financial Officer

Donald R. Roberson                    Executive Vice President            none

William S. Nichols                    Executive Vice President            none

Margaret W. Chambers                  Senior Vice President,              none
                                      General Counsel, Chief
                                      Compliance Officer,
                                      Secretary and Clerk
Michael S. Petrucelli                 Senior Vice President               none

Joseph F. Tower, III                  Director, Senior Vice President,    none
                                      Treasurer and Chief Financial
                                      Officer

Paula R. David                        Senior Vice President               none

Gary S. MacDonald                     Senior Vice President               none

Judith K. Benson                      Senior Vice President               none

William J. Nutt                       Chairman and Director               none
--------------------
* All addresses are 60 State Street, Suite 1300, Boston, Massachusetts 02109

          (c) Not applicable.

ITEM 28   Location of Accounts and Records.

          All accounts, books and other documents required to be maintained by
          Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of Registrant, American Century Services Corporation and American Century Investment Management, Inc., all located at American Century Tower, 4500 Main Street, Kansas City, Missouri 64111.

ITEM 29   Management Services.

          Not applicable.

ITEM 30   Undertakings.

          Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, American Century World Mutual Funds, Inc., the Registrant, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 16 to it's Registration Statement pursuant to Rule 485(a) promulgated under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 16 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri on the 10th day of March, 2000.

                              American Century World Mutual Funds, Inc.
                              (Registrant)

                              By: /*/George A. Rio
                              George A. Rio
                              President and Principal Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 16 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                   Title                              Date

*George A. Rio              President, Principal Executive     March 10, 2000
George A. Rio               and Principal Financial Officer

*Maryanne Roepke            Vice President, Treasurer and      March 10, 2000
Maryanne Roepke             Principal Financial Officer

*James E. Stowers, Jr.      Chairman of the Board and          March 10, 2000
James E. Stowers, Jr.       Director

*James E. Stowers III       Director                           March 10, 2000
James E. Stowers III

*Thomas A. Brown            Director                           March 10, 2000
Thomas A. Brown

*Robert W. Doering, M.D.    Director                           March 10, 2000
Robert W. Doering, M.D.

*Andrea C. Hall, Ph.D.      Director                           March 10, 2000
Andrea C. Hall, Ph.D.

*Donald H. Pratt            Director                           March 10, 2000
Donald H. Pratt

*M. Jeannine Strandjord     Director                           March 10, 2000
M. Jeannine Strandjord

*D. D. (Del) Hock           Director                           March 10, 2000
D. D. (Del) Hock

*By /s/Charles A. Etherington
    Charles A. Etherington
    Attorney-in-Fact